METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

U.S. EQUITY PORTFOLIOS

Capital Guardian U.S. Equity Portfolio

Davis Venture Value Portfolio

Jennison Growth Portfolio

MetLife Stock Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

BlackRock Strategic Value Portfolio

Franklin Templeton Small Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

INTERNATIONAL EQUITY PORTFOLIO

FI International Stock Portfolio

FIXED-INCOME PORTFOLIOS

BlackRock Bond Income Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

MONEY MARKET PORTFOLIO

BlackRock Money Market Portfolio

This prospectus is designed to help you decide whether to invest in the Metropolitan Series Fund, Inc. (the “Fund”) and which portfolios of the Fund best match your investment objectives. The prospectus is divided into three Sections: (I) a brief overview of the structure of the Fund and the portfolios; (II) information about each portfolio, including investment objectives, investment strategies and risks; and (III) other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

APRIL 30, 2007

Section I—Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 36 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. Thirteen of these Portfolios are offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

Types of Investments

Each Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income. Some Portfolios invest primarily, or in part, in foreign equity or foreign fixed-income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation, which may be referred to as the “issuer” of the stock. Stocks often pay a dividend. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

A dividend is a payment made by a company to a shareholder that typically is based on the company’s performance. A dividend may be paid as cash or additional securities.

rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the subadviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance, or “total return,” of the Portfolios that invest in stocks and other equity securities will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Portfolio invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or duration will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. The same is true of a Portfolio’s average maturity or duration. While presenting more risk of loss, longer-term bonds tend to pay higher rates of interest or “yields.” Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.

The maturity date is the date on which a fixed-income security “matures.” This is the date on which the borrower must pay back the borrowed amount, which is known as the principal.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a Portfolio’s diversification, foreign securities tend to be more volatile than U.S. securities for reasons such as political, social or economic uncertainties or less regulation of foreign issuers. These risks are heightened for securities of issuers in developing, emerging market countries. Movements in prices in foreign securities markets may not correlate with prices in the U.S. stock market.

Section II—Information about each Portfolio

This Section discusses the principal investment strategies and risks of investing in each Portfolio. However, each Portfolio may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Investment Objectives

The investment objective of each Portfolio may be changed without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.

Temporary Defensive Positions

Each Portfolio intends normally to remain fully invested in its respective type of investments. However, for temporary defensive purposes in response to market conditions, each Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which a Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. The FI International Stock Portfolio may invest without limitation in preferred stocks and investment grade debt instruments for temporary defensive purposes. There is no assurance that any Portfolio will employ a defensive strategy or as to how long a Portfolio may do so. Although a defensive strategy may help insulate a Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent a Portfolio from achieving its investment objective.

Portfolio Turnover

Except for MetLife Stock Index Portfolio, each Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

Several of the Portfolios have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. Unless otherwise indicated, these percentage requirements and capitalization ranges apply at the time an investment is made. A

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

change in the value of an investment after it is acquired does not create a violation of these policies or ranges.

Securities Lending

Each Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more of the Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the portfolio holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. Unless the subadviser has objected, this information is posted on the website as early as on or about the tenth business day following the calendar quarter and no later than on or about the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above. For these purposes, a Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Fund’s custodian after certain established cut-off times.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Capital Guardian U.S. Equity Portfolio

Investment Objective

The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies

Capital Guardian Trust Company (“Capital Guardian”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in equity securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. For the purposes of this 80% minimum, “equity securities” are defined as securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase. The Portfolio may also invest in fixed-income securities convertible into equity securities. The Portfolio may invest up to 15% of its total assets in foreign securities, including securities of issuers in emerging markets. For the purpose of this limit, Capital Guardian may define “foreign securities” based on factors such as the place of listing and the location of the issuer’s incorporation and headquarters. “Foreign securities” also includes American Depositary Receipts (“ADRs”). The Portfolio may have exposure to foreign currencies through its investments in foreign securities.

Stock Selection

In selecting stocks for the Portfolio, Capital Guardian focuses primarily on the potential for capital appreciation. Capital Guardian seeks for the Portfolio companies with asset values it believes are understated, strong balance sheets, and stock prices it does not consider excessive relative to book value.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio.

•	Potentially rapid price changes (volatility) of equity securities.

•

The risks associated with investment in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

Capital Guardian U.S. Equity Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 19.35% for the second quarter of 2003, and the lowest quarterly return was -3.25% for the third quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Since Inception	Inception Date
Class A	10.12%	7.23%	5-1-02
Class B	9.83%	6.97%	5-1-02
Class E*	N/A	N/A	N/A
S&P 500 Index	15.78%	8.02%	—

*	No Class E shares of this Portfolio were outstanding as of December 31, 2006.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Capital Guardian U.S. Equity Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses(1)	0.72%	0.97%	0.87%

(1)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$74	$230	$401	$894
Class B	$99	$309	$536	$1,190
Class E	$89	$278	$482	$1,073

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of a value stock may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. The Portfolio may not perform as well as a fund that invests in only value or growth stocks.

Capital Guardian U.S. Equity Portfolio

Real Estate Investment Trusts (REITs).    One category of equity securities in which the Portfolio invests is REITs. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to credit risk and market risk, and equity REITs are also subject to market risk.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Rule 144A Securities.    The Portfolio may invest in Rule 144A securities. Since trading in these securities is limited to certain qualified institutional buyers, such securities may be illiquid, that is difficult to sell at a desired time and price, due to a limited market. A Rule 144A security is treated as illiquid unless Capital Guardian determines, under guidelines established by the Fund’s directors, that it is liquid.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Capital Guardian U.S. Equity Portfolio

country. Capital Guardian may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Capital Guardian cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Forward Contracts and Futures Contracts

The Portfolio may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and thus involve both credit risk (the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay) and market risk (the risk that the value of the security will fall because of changes in market rates of interest or other factors), which includes interest rate risk. (Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.) Certain fixed-income securities are also subject to pre-payment risk (the risk that an issuer will repay the principal or repurchase the security before it matures). The price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Portfolio Management

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is a wholly-owned subsidiary of The

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a security, the value of which is based on (derived from) the movement of an underlying instrument. This instrument could be the price of another security or other asset or an interest rate, among other things.

Capital Guardian U.S. Equity Portfolio

Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968. As of December 31, 2006, Capital Guardian managed approximately $161.9 billion in assets. Capital Guardian is located at 333 South Hope Street, Los Angeles, California 90071.

Capital Guardian uses a multiple portfolio manager system under which the Portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selections as well as valuation and transaction assessment, within the limits provided by the Portfolio’s objectives and policies and by Capital Guardian’s investment committee. An additional portion of the Portfolio is managed by a group of investment research analysts.

The individual portfolio managers of each segment of the Portfolio, other than that managed by the group of research analysts, are as follows:

Michael Ericksen is a Senior Vice President and a Director of Capital Guardian as well as Chairman of Capital International Limited. He joined the Capital organization in 1987.

David Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian. He joined the Capital organization in 1969.

Theodore Samuels is a Senior Vice President and a Director of Capital Guardian. He joined the Capital organization in 1981.

Eugene Stein is a Vice Chairman of Capital Guardian, as well as Chairman of Capital Guardian’s Investment Committee. He joined the Capital organization in 1972.

Terry Berkemeier is a Senior Vice President of Capital Guardian as well as a Senior Vice President of Capital International Research, Inc. He joined the Capital organization in 1992.

Alan J. Wilson is a Senior Vice President and Director of Capital Guardian as well as an Executive Vice President and Director of Capital International Research, Inc. He joined the Capital organization in 1991.

Karen Miller is a Senior Vice President and Director of Capital Guardian as well as a Senior Vice President of Capital International Research, Inc. She joined the Capital organization in 1990.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Capital Guardian U.S. Equity Portfolio

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.70% for the first $200 million of the Portfolio’s average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion and 0.55% for amounts over $2 billion. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.66% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

Davis Venture Value Portfolio

Investment Objective

The investment objective of the Portfolio is growth of capital.

Principal Investment Strategies

Davis Selected Advisers, L.P. (“Davis”), subadviser to the Portfolio, invests, under normal circumstances, the majority of the Portfolio’s assets primarily in equity securities of companies with market capitalizations of at least $10 billion. Davis manages equity funds using the Davis Investment Discipline. Davis conducts extensive research to identify well-managed companies, with durable business models, that can be purchased at attractive valuations relative to their intrinsic value. Davis emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. The Portfolio typically invests a significant portion of its assets in the financial services sector. The Portfolio may also invest a limited portion of its assets in foreign securities, including American Depositary Receipts (“ADRs”), in companies of any size, and in companies whose shares may be subject to controversy.

Stock Selection

Over the years, Davis has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics:

•	Proven track record.

•	Significant personal ownership in business.

•	Intelligent allocation of capital.

•	Smart application of technology to improve business and lower costs.

•	Strong balance sheet.

•	Low cost structure and low debt.

•	High after-tax returns on capital.

•	High quality of earnings.

•	Non-obsolescent products and services.

•	Dominant or growing market share in a growing market.

•	Global presence and brand names.

Davis Venture Value Portfolio

After Davis decides which common stocks it wishes to own, it attempts to determine the intrinsic value of those stocks. Davis seeks common stocks which can be purchased at attractive valuations relative to their intrinsic value. Davis’ goal is to invest in companies for the long term. It considers selling a stock if it believes the stock’s market price exceeds Davis’ estimate of the stock’s intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in the U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of large capitalization stocks, or of value stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

Davis Venture Value Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 21.20% for the fourth quarter of 1998, and the lowest quarterly return was -14.47% for the third quarter of 1998. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	14.58%	9.22%	10.50%	—	—
Class B	14.32%	N/A	N/A	14.38%	7-30-02
Class E	14.40%	9.04%	N/A	6.21%	2-20-01
S&P 500 Index	15.78%	6.19%	8.42%	—	—

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Davis Venture Value Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)	0.04%	0.04%	0.04%

Total Annual Portfolio Operating Expenses(1)	0.75%	1.00%	0.90%

(1)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$77	$240	$417	$930
Class B	$102	$318	$552	$1,225
Class E	$92	$287	$498	$1,108

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Davis Venture Value Portfolio

Financial services risk.    The Portfolio typically invests a significant portion of its assets in the financial services sector. Risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable interest rates, and/or rising interest rates, can have a disproportionate effect on the financial services sector; (iii) Undiversified loan portfolios: financial services companies whose securities the Portfolio purchases may themselves have concentrated loan portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (iv) Competition: the financial services sector has become increasingly competitive.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. Davis may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Davis cannot assure that these techniques will be effective.

Portfolio Management

As of December 31, 2006, Davis, together with its affiliated institutional asset management companies, managed approximately $98 billion in assets. Davis’ address is 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis may delegate to Davis Selected Advisers-NY, Inc. any of its responsibilities related to the Portfolio. Davis Selected Advisers-NY, Inc. is a wholly-owned subsidiary of Davis and is located at 609 Fifth Avenue, New York, New York 10017.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

Davis Venture Value Portfolio

Christopher C. Davis and Kenneth C. Feinberg are the co-portfolio managers of the Portfolio. They share joint decision-making authority in the day-to-day management of the Portfolio. Christopher Davis has been the portfolio manager for the Portfolio and other equity funds managed by Davis since October 1995. Mr. Feinberg has co-managed other equity funds for Davis since May 1998 and became co-portfolio manager of the Portfolio in April 1999. Mr. Feinberg was a research analyst at Davis from December 1994 until May 1998, and before that he was an Assistant Vice President of Investor Relations for Continental Corp.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Effective November 9, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.75% for the first $1 billion of the Portfolio’s average daily net assets, 0.70% for the next $2 billion and 0.65% for amounts over $3 billion. Prior to November 9, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.75% for the first $1 billion of the Portfolio’s average daily net assets, 0.70% for the next $2 billion and 0.675% for amounts over $3 billion. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.71% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

Jennison Growth Portfolio

Investment Objective

The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies

Jennison Associates LLC (“Jennison”), subadviser to the Portfolio, will normally invest at least 65% of the Portfolio’s assets in equity and equity-related securities of U.S. companies that exceed $1 billion in market capitalization and that Jennison believes have strong capital appreciation potential. These companies are generally considered to be in the medium-to-large capitalization range. The Portfolio may invest in common stocks, preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. The Portfolio may also invest in warrants and similar rights that can be exercised for equity securities. The Portfolio may invest up to 20% of its assets in money market instruments, U.S. government securities and derivatives. The Portfolio may invest up to 20% of its total assets in foreign securities. The 20% limitation on foreign securities does not include American Depositary Receipts (“ADRs”), American Depositary Shares or similar receipts and shares traded in U.S. markets. The Portfolio may have exposure to foreign currencies through its investment in foreign securities.

Stock Selection

Jennison follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

The Portfolio invests in medium-to-large companies experiencing some or all of the following: above-average revenue and earnings per share growth, strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development and productive new product flow, and financial strength. Such companies generally trade at high prices relative to their current earnings. The Portfolio will consider selling or reducing a stock position when, in the opinion of Jennison, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

Jennison Growth Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investment in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

Jennison Growth Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 13.65% for the second quarter of 2003, and the lowest quarterly return was -7.34% for the second quarter of 2006. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Since Inception	Inception Date
Class A	2.76%	5.46%	5-1-02
Class B	2.52%	5.19%	5-1-02
Class E	2.60%	14.11%	4-27-05
Russell 1000 Growth Index	9.07%	5.37%	—

Index	since inception return based on Class A inception date.

Jennison Growth Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)(2)	0.05%	0.05%	0.05%

Total Annual Portfolio Operating Expenses(1)(2)	0.68%	0.93%	0.83%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.66% for Class A shares, 0.91% for Class B shares and 0.81% for Class E shares.
(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$69	$218	$379	$847
Class B	$95	$296	$515	$1,143
Class E	$85	$265	$460	$1,025

Jennison Growth Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller or medium capitalization stocks. The stocks of medium capitalization companies involve potentially greater risks and higher volatility than those of larger companies. Medium capitalization stocks do not always have as much growth potential as smaller capitalization stocks.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Jennison Growth Portfolio

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. Jennison may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Jennison cannot assure that these techniques will be effective.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants.    The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

Jennison Growth Portfolio

Portfolio Management

As of December 31, 2006, Jennison managed in excess of $77 billion in assets. Jennison’s address is 466 Lexington Avenue, New York, New York 10017.

Kathleen A. McCarragher, Spiros “Sig” Segalas and Michael A. Del Balso are the portfolio managers of the Portfolio. Ms. McCarragher generally has final authority over all aspects of the Portfolio’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

Kathleen A. McCarragher joined Jennison in 1998 and is a Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities.

Spiros “Sig” Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He is a member of The New York Society of Security Analysts, Inc.

Michael A. Del Balso joined Jennison in 1972 and is currently a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He is a member of The New York Society of Security Analysts, Inc.

The portfolio managers for the Portfolio are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.70% for the first $200 million of the Portfolio’s average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion and 0.55% for amounts over $2 billion. For the

Jennison Growth Portfolio

year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.63% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

MetLife Stock Index Portfolio

Investment Objective

The investment objective of the Portfolio is to equal the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). Although the Portfolio tries to mirror the performance of the S&P 500 Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

Principal Investment Strategies

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. MetLife Investment Advisors Company, LLC (“MLIAC”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies in the S&P 500 Index. The S&P 500 Index includes stocks issued by some of the 500 largest companies as measured by aggregate market value, although stocks issued by companies that are not among the 500 largest companies are included in the S&P 500 Index for diversification purposes. As of December 31, 2006, the market capitalizations of companies in the S&P 500 Index ranged from $1.4 billion to $446.9 billion; however, 95% of the companies in the index had market capitalizations above $3.3 billion. The median market capitalization of companies in the S&P 500 Index as of December 31, 2006 was $12.5 billion.

MLIAC, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Principal Index Investing Strategies

In addition to securities of the type contained in the S&P 500 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the S&P 500 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the S&P 500 Index by a certain percentage, depending on the company, industry and country, as applicable. MLIAC monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the “correlation coefficient.” A perfect correlation would produce a coefficient of 1.00. MLIAC will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

MetLife Stock Index Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in the U.S. stock market.

•	Poor performance of large capitalization stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

MetLife Stock Index Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. MLIAC was organized on October 3, 2006 to succeed to certain parts of the investment advisory business of its affiliate, Metropolitan Life Insurance Company (“Metropolitan Life”). In connection therewith, on April 30, 2007, the Portfolio changed its subadviser from Metropolitan Life to MLIAC. Performance information set forth below reflects results prior to this change.

During the period shown above, the highest quarterly return was 21.28% for the fourth quarter of 1998, and the lowest quarterly return was -17.37% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	15.46%	5.87%	8.05%	—	—
Class B	15.19%	5.61%	N/A	2.87%	1-2-01
Class E	15.28%	5.72%	N/A	3.35%	5-1-01
S&P 500 Index	15.78%	6.19%	8.42%	—	—

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

MetLife Stock Index Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(2)	0.05%	0.05%	0.05%

Total Annual Portfolio Operating Expense(2)	0.30%	0.55%	0.45%
Fee Waiver(1)	(0.01%)	(0.01%)	(0.01%)

Net Operating Expenses(1)(2)	0.29%	0.54%	0.44%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee for each class of the Portfolio to 0.243%.
(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The Example assumes the expiration of the fee waiver agreement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$30	$95	$168	$380
Class B	$55	$175	$306	$688
Class E	$45	$143	$251	$566

MetLife Stock Index Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization companies.

Index Investing.    Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio’s return being lower than the return of the index.

Futures Contracts

The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Portfolio Management

MLIAC is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIAC also manages investment assets for certain affiliated companies and other entities. MLIAC is located at 200 Park Avenue, New York, New York 10166.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

MetLife Stock Index Portfolio

Stacey Lituchy is the senior portfolio manager of the Portfolio. Norman Hu and Mirsad Usejnoski are the portfolio managers of the Portfolio. Ms. Lituchy and Messrs. Hu and Usejnoski joined MLIAC in 2007 after MLIAC was organized to succeed to certain parts of the investment advisory business of Metropolitan Life, the Portfolio’s former subadviser. Ms. Lituchy is a Director of MLIAC and Messrs. Hu and Usejnoski are each Associate Directors of MLIAC.

Ms. Lituchy has overseen the management of the Portfolio since 2002. She is also a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she assisted with the management of the pension plan of the Bristol-Myers-Squibb Company.

Mr. Hu has been a portfolio manager and trader for the Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu is also an Associate Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski has been a portfolio manager and trader for the Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski is also an Associate Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio’s average daily net assets. MetLife Advisers contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce its advisory fee to the annual rate of 0.243%. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2007 through April 30, 2008. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.25% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

MetLife Stock Index Portfolio

S&P 500 Index Information

Standard & Poor’s (the “index sponsor”) sponsors the Standard & Poor’s 500 Composite Stock Price Index. The index sponsor has no responsibility for and does not participate in the management of Portfolio assets or sale of Portfolio shares. The index and its associated trademarks and service marks are the exclusive property of the respective index sponsors. The SAI contains a more detailed description of the limited relationship the index sponsor has with Metropolitan Life and the Fund. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s and references thereto have been made with permission. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

T. Rowe Price Large Cap Growth Portfolio

Investment Objective

The investment objective of the Portfolio is long-term growth of capital and, secondarily, dividend income.

Principal Investment Strategies

T. Rowe Price Associates Inc. (“T. Rowe Price”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in equity securities of a diversified group of large capitalization growth companies (pursuant to T. Rowe Price’s classifications). You will receive 60 days’ prior notice if this 80% minimum is going to change. T. Rowe Price defines large capitalization companies as those with a market capitalization, at the time of purchase by the Portfolio, within the range of the market capitalization of companies included in the Russell 1000 Index. As of June 30, 2006, this included companies with capitalizations of approximately $2.0 billion and above. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, hybrid securities and futures and options, in keeping with the Portfolio’s objective.

Stock Selection

T. Rowe Price mostly seeks investment in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks.

T. Rowe Price Large Cap Growth Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of large cap stocks, or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

T. Rowe Price Large Cap Growth Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 19.28% for the fourth quarter of 1999, and the lowest quarterly return was -15.22% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Since Inception	Inception Date
Class A	13.24%	5.90%	6.00%	11-9-98
Class B	12.88%	N/A	12.84%	7-30-02
Class E	12.98%	5.75%	3.99%	5-1-01
S&P 500 Index	15.78%	6.19%	4.33%	—

Index since inception return based on Class A inception date.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

T. Rowe Price Large Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees(1)	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(2)	0.08%	0.08%	0.08%

Total Annual Portfolio Operating Expenses(1)(2)	0.68%	0.93%	0.83%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee for each Class of the Portfolio to 0.635% for the first $50 million of the Portfolio’s average daily net assets. In addition, effective February 17, 2005, MetLife Advisers voluntarily agreed to waive a portion of the Management Fee for each Class of the Portfolio in certain circumstances. This voluntary waiver may be terminated by MetLife Advisers at any time. If this voluntary waiver was reflected in the table, the Management Fee for each Class would be 0.58%, and Total Annual Operating Expenses would be 0.66% for Class A shares, 0.91% for Class B shares and 0.81% for Class E shares. See the Portfolio’s “Portfolio Management” section of this Prospectus for more information about these waivers.
(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$69	$218	$379	$847
Class B	$95	$296	$515	$1,143
Class E	$85	$265	$460	$1,025

T. Rowe Price Large Cap Growth Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. T. Rowe Price may use certain techniques, such as forward contracts, to manage these risks. However, T. Rowe Price cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties).

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

T. Rowe Price Large Cap Growth Portfolio

risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by T. Rowe Price.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same

T. Rowe Price Large Cap Growth Portfolio

general characteristics as other fixed-income securities, and thus involve both credit risk (the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay) and market risk (the risk that the value of the security will fall because of changes in market rates of interest or other factors), which includes interest rate risk. (Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.) Certain fixed-income securities are also subject to pre-payment risk (the risk that an issuer will repay the principal or repurchase the security before it matures). The price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants.    The Portfolio may invest up to 10% of its net assets in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Hybrid Instruments.    These instruments (a type of potentially high-risk derivative) can combine elements of equity and debt securities, futures and options. For example, the principal amount or interest rate of a hybrid instrument may be determined by reference to the price of some benchmark, such as a commodity, currency, securities index or interest rate. The interest rate or principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. Under some conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and expose the Portfolio to losses if the other party to the transaction fails to meet its obligations. Hybrids can have limited liquidity and their use by a Portfolio may not be successful. The Portfolio’s investments in hybrid instruments are limited to 10% of total assets.

Portfolio Management

A Maryland corporation, T. Rowe Price dates back to 1937. In addition to managing the Portfolio, it provides investment management services to over nine million retail and institutional accounts. As of December 31, 2006, T. Rowe Price and its affiliates had assets under management of approximately $334.7 billion. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price Large Cap Growth Portfolio

The Portfolio is managed by an Investment Advisory Committee. Robert W. Smith, Committee Chairman, has been responsible for the day-to-day management of the Portfolio since its inception in November, 1998 and works with the Committee in developing and executing the Portfolio’s investment program. Mr. Smith joined T. Rowe Price and began managing assets there in 1992. Mr. Smith and the Investment Advisory Committee manage other mutual funds for T. Rowe Price.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.65% for the first $50 million of the Portfolio’s average daily net assets and 0.60% for amounts over $50 million. MetLife Advisers contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce its advisory fee to the annual rate of 0.635% for the first $50 million of the Portfolio’s average daily net assets. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2007 through April 30, 2008. In addition, effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The SAI provides more information about these fee waivers. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

BlackRock Strategic Value Portfolio

Investment Objective

The investment objective of the Portfolio is high total return, consisting principally of capital appreciation.

Principal Investment Strategies

BlackRock Advisors, LLC (formerly known as BlackRock Advisors, Inc.) (“BlackRock”), subadviser to the Portfolio, under normal market conditions, invests at least 65% of the Portfolio’s total assets in small-cap stocks which in the opinion of BlackRock are value stocks. Although a universal definition of small capitalization companies does not exist, the Portfolio generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000 Value Index (composed of value stocks in the Russell 2000 Index) or the S&P SmallCap 600 Index. As of June 30, 2006, the highest market capitalization of companies in the Russell 2000 Index was $2.0 billion. As of December 31, 2006, the highest capitalization of companies in the S&P SmallCap 600 Index was $3.7 billion. The Portfolio may continue to hold or buy additional shares of a company that no longer is of comparable size if BlackRock continues to believe that those shares are an attractive investment. The Portfolio’s stock investments may include common and preferred stocks, convertible securities and warrants.

BlackRock may adjust the composition of the Portfolio’s holdings as market conditions and economic outlooks change and reserves the right to invest up to 35% of the Portfolio’s total assets in other securities, which would generally consist of other types of equity securities, such as larger company stocks or growth stocks. The Portfolio may also invest up to 5% of total assets in high yield debt securities that, at the time of purchase, are as low in credit quality as the Standard & Poor’s or Moody’s C rating category, or their unrated equivalents. Any other bond investments must be investment grade at the time of purchase, or U.S. government securities. The Portfolio may invest in foreign securities.

Stock Selection

In choosing among small company stocks, BlackRock takes a value approach, searching for those companies that appear, in the opinion of BlackRock, to be trading below their true worth. BlackRock uses research to identify potential investments, examining such features as a firm’s financial condition, business prospects, competitive position and business strategy. BlackRock looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

Investment grade:    Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

BlackRock Strategic Value Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio or of value stocks or growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

Poor performance of small capitalization issuers relative to the performance of issuers with large capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

•	Poor performance of fixed-income securities, including high yield debt securities, held by the Portfolio, which may be due to interest rate, credit or market risk.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

BlackRock Strategic Value Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of both State Street Research and BlackRock.

During the period shown above, the highest quarterly return was 22.00% for the second quarter of 2003, and the lowest quarterly return was -26.86% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Since Inception	Inception Date
Class A	16.73%	10.62%	14.18%	7-5-00
Class B	16.44%	10.36%	9.08%	5-1-01
Class E	16.64%	10.45%	9.16%	5-1-01
Russell 2000 Value Index	23.48%	15.37%	16.18%	—

Index since inception return based on Class A inception date.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

BlackRock Strategic Value Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.82%	0.82%	0.82%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)(2)	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses(1)(2)	0.88%	1.13%	1.03%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.84% for Class A shares, 1.09% for Class B shares and 0.99% for Class E shares.
(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$90	$281	$488	$1,084
Class B	$115	$359	$622	$1,375
Class E	$105	$328	$569	$1,259

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Investment Style Risk.    The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

BlackRock Strategic Value Portfolio

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. BlackRock may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, BlackRock cannot assure that these techniques will be effective.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

BlackRock Strategic Value Portfolio

may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants.    The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

BlackRock Strategic Value Portfolio

could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Initial Public Offerings.    The Portfolio’s investments in initial public offerings (“IPOs”) can have a significant positive impact on performance because of large gains in initial trading. This impact on performance will be greater when the Portfolio’s asset base is smaller, and thus will decline as the Portfolio’s assets grow. Because the availability and performance of IPOs are dependent on a number of factors, there can be no assurance that this positive impact on performance can be sustained in the future.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

When-issued Securities.    The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Portfolio Management

BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. BlackRock and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $1.1 trillion as of December 31, 2006. BlackRock is located at 40 East 52nd Street, New York, New York 10022.

The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Wayne J. Archambo, CFA, Managing Director and Kate O’Connor, CFA, Managing Director.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

BlackRock Strategic Value Portfolio

Mr. Archambo heads BlackRock’s Small and Mid-Cap Value Equity Team, which consists of ten investment professionals. He is a member of BlackRock, Inc.’s Global Equity Operating Committee and Equity Investment Strategy Group. From 1995 until joining BlackRock in 2002, Mr. Archambo was a founding partner of Boston Partners Asset Management, L.P. (“BPAM”), where he was a manager of that firm’s small and mid cap value equity products.

Ms. O’Connor is a member of BlackRock’s Small and Mid-Cap Value Equity Team and is also responsible for coverage of the health care sector. From 2000 until joining BlackRock in 2001, Ms. O’Connor was an equity analyst of mid and small cap growth and value products at Independence Investment LLC. From 1997 until 2000, she was a principal at BPAM.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.85% for the first $500 million of the Portfolio’s average daily net assets, 0.80% for the next $500 million, and 0.75% for amounts over $1 billion. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.82% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

Franklin Templeton Small Cap Growth Portfolio

Investment Objective

The investment objective of the Portfolio is long-term capital growth.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Templeton”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s assets in the equity securities of small capitalization companies. You will receive 60 days’ prior notice if this 80% minimum is going to change. Franklin Templeton considers small capitalization companies to be those companies with market capitalizations not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase by the Portfolio. As of June 30, 2006, the highest market capitalization value in the Russell 2000 Index was $2.0 billion. A company continues to be considered a small capitalization company even if, through market appreciation, the company’s market cap value exceeds these small capitalization measures. The Portfolio follows a practice of selectively selling investment positions so as to maintain a median market capitalization for its portfolio of approximately $1.5 billion or lower.

With respect to the Portfolio, equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks. In addition to the Portfolio’s main investments, the Portfolio may invest in equity securities of larger companies. When suitable opportunities are available, the Portfolio may also invest in initial public offerings of securities, and may invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings.

Stock Selection

Franklin Templeton is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, Franklin Templeton chooses companies that it believes are positioned for above-average growth in revenue, earnings or assets. Franklin Templeton relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors Franklin Templeton believes point to strong growth potential.

In choosing equity investments, Franklin Templeton also considers sectors that have growth potential and fast growing, innovative companies within these sectors. Consequently, the Portfolio, from time to time, may have significant positions in particular sectors such as electronic technology and technology services.

Franklin Templeton Small Cap Growth Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in the U.S. stock market.

•	Poor performance of individual stocks held by the Portfolio or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

Poor performance of small capitalization issuers relative to the performance of issuers with larger capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

Franklin Templeton Small Cap Growth Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results for certain periods shown below include the effects of expense reduction arrangements. If these arrangements had not been in place, performance results would have been lower.

During the period shown above, the highest quarterly return was 21.02% for the second quarter of 2003, and the lowest quarterly return was -25.59% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Since Inception	Inception Date
Class A	10.01%	6.06%	3.14%	5-1-01
Class B	9.72%	5.78%	2.91%	5-1-01
Class E	9.87%	5.91%	3.02%	5-1-01
Russell 2000 Growth Index	13.35%	6.93%	5.21%	—

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Franklin Templeton Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)(2)(3)	0.15%	0.15%	0.15%

Total Annual Portfolio Operating Expenses(1)(2)(3)	1.05%	1.30%	1.20%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 1.03% for Class A shares, 1.28% for Class B shares and 1.18% for Class E shares.
(2)	In earlier periods, MetLife Advisers contractually agreed to waive fees or pay certain expenses so as to limit the total operating expenses of each Class of the Portfolio to certain percentages. These subsidies were subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit in effect at the time of the subsidy in question; provided, however, the Portfolio is not obligated to repay such expenses more than three years after the end of the fiscal year in which such expenses were incurred. The Portfolio’s Total Annual Operating Expenses shown above include 0.03%, charged to each class of the Portfolio for such deferred expenses.
(3)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$107	$334	$579	$1,283
Class B	$132	$412	$713	$1,568
Class E	$122	$381	$660	$1,455

Franklin Templeton Small Cap Growth Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization.    The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Initial Public Offerings.    The Portfolio’s investments in initial public offerings (“IPOs”) can have a significant positive impact on performance because of large gains in initial trading. This impact on performance will be greater when the Portfolio’s asset base is smaller, and thus will decline as the Portfolio’s assets grow. Because the availability and performance of IPOs are dependent on a number of factors, there can be no assurance that this positive impact on performance can be sustained in the future.

Sector Investing.    To the extent that the Portfolio has significant investments in one or a few sectors, such as electronic technology or technology services, it bears more risk than a fund which maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly

Franklin Templeton Small Cap Growth Portfolio

obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by Franklin Templeton.

Portfolio Management

Together, Franklin Templeton and its affiliates managed over $552.9 billion in assets as of December 31, 2006. Franklin Templeton is located at One Franklin Parkway, San Mateo, California 94403-1906.

Michael McCarthy is the lead portfolio manager of the Portfolio. Zachary Perry and Brad Carris are assistant portfolio managers of the Portfolio.

Michael McCarthy joined the Franklin organization in 1992 and has 12 years of experience in the investment management industry. He is currently senior vice president, director of equity research, and portfolio manager. He is responsible for all aspects of the equity research process, and has been a manager of the Portfolio since its inception. As lead portfolio manager for the Portfolio, Mr. McCarthy has final authority over all aspects of the Portfolio’s investments, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Zachary Perry is a vice president and a member of the Small Cap Portfolio Management team. He is the lead manager of the private small cap portfolios for Franklin Private Client Group and specializes in research analysis of precision instruments and electronics for Franklin Templeton. He joined Franklin Templeton Investments in 1995 as a management trainee. Mr. Perry has been an assistant portfolio manager for the Portfolio since March 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Franklin Templeton Small Cap Growth Portfolio

Brad Carris is a research analyst with Franklin Templeton, and a member of its Small Cap Portfolio Management team. He specializes in research analysis of the specialty finance and bank industries. His prior research experience includes analysis of European communications service providers. Mr. Carris has been an assistant portfolio manager for the Portfolio since March 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 2001 after earning an M.B.A. from Columbia Business School. Prior to his employment with Franklin Templeton, Mr. Carris was a commissioned officer in the United States Navy and a manager for Accenture Ltd.’s Communications and High Tech Industry Group.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.90% for the first $500 million of the Portfolio’s average daily net assets, and 0.85% for amounts over $500 million. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.90% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

T. Rowe Price Small Cap Growth Portfolio

Investment Objective

The investment objective of the Portfolio is long-term capital growth.

Principal Investment Strategies

T. Rowe Price Associates Inc. (“T. Rowe Price”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in a diversified group of small capitalization companies. You will receive 60 days’ prior notice if this 80% minimum is going to change. T. Rowe Price defines small capitalization companies as those with a market capitalization, at the time of purchase by the Portfolio, within the range of the market capitalization of companies in the MSCI US Small Cap Growth Index. As of December 31, 2006, this included companies with market capitalizations of between approximately $203 million and $3.7 billion. The market capitalization limits will vary with market fluctuations. The Portfolio may on occasion purchase a stock whose market capitalization exceeds the range, and it will not automatically sell a stock just because the company’s market capitalization has grown beyond the upper end of the range. The Portfolio will be very broadly diversified and the top 25 holdings will not constitute a large portion of assets. This broad diversification should minimize the effects of individual security selection on Portfolio performance. While most assets will be invested in U.S. common stocks, other securities may also be purchased for the Portfolio, including foreign stocks, futures and options, in keeping with its objective.

Stock Selection

T. Rowe Price uses a number of quantitative models designed by it to identify key characteristics of small-cap growth stocks. Based on these models, and fundamental company research, stocks are selected in a “bottom up” manner so that the Portfolio as a whole reflects characteristics T. Rowe Price considers important, such as projected earnings and sales growth, valuation, capital usage, and earnings quality. T. Rowe Price also considers portfolio risk characteristics in the process of portfolio construction. In building the investment models and adjusting them as needed, T. Rowe Price draws on its extensive experience in all aspects of small-cap growth investing—quantitative and fundamental research, portfolio strategy, and trading.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

T. Rowe Price Small Cap Growth Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

Poor performance of small capitalization issuers relative to the performance of issuers with large capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

T. Rowe Price Small Cap Growth Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 26.55% for the fourth quarter of 1999, and the lowest quarterly return was -24.72% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Since Inception	Inception Date
Class A	3.90%	5.76%	5.68%	3-3-97
Class B	3.63%	N/A	13.91%	7-30-02
Class E	3.68%	5.61%	4.28%	5-1-01
Russell 2000 Growth Index	13.35%	6.93%	5.37%	—
MSCI US Small Cap Growth Index*	12.02%	8.49%	9.62%	—

Index	since inception returns based on Class A inception date.
*	In the future, the Portfolio’s performance will be compared to the MSCI US Small Cap Growth Index instead of the Russell 2000 Growth Index. The Portfolio’s subadviser believes that the MSCI US Small Cap Growth Index better reflects the universe of securities in which the Portfolio invests.

T. Rowe Price Small Cap Growth Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio.    This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees(1)	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(2)	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses(1)(2)	0.58%	0.83%	0.73%

(1)	Effective February 17, 2005, MetLife Advisers voluntarily agreed to waive a portion of the Management Fee for each Class of the Portfolio in certain circumstances. If this waiver was reflected in the table, the Management Fee for each Class would be 0.50%, and Total Annual Operating Expenses would be 0.57% for Class A shares, 0.82% for Class B shares and 0.72% for Class E shares. This waiver may be terminated by MetLife Advisers at any time. See the Portfolio’s “Portfolio Management” section of this Prospectus for more information about this Management Fee waiver.
(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$59	$186	$325	$728
Class B	$85	$266	$462	$1,028
Class E	$75	$234	$407	$909

T. Rowe Price Small Cap Growth Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization.    The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks. The Portfolio’s investment in foreign securities will be limited to 20% of total assets.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to

T. Rowe Price Small Cap Growth Portfolio

events unrelated to the value of the security in the issuer’s home country. T. Rowe Price may use certain techniques, such as forward contracts, to manage these risks. However, T. Rowe Price cannot assure that these techniques will be effective.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by T. Rowe Price.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stock that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and thus involve both credit risk (the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay) and market risk (the risk that the value of the security will fall because of changes in market rates of interest or other factors), which includes interest rate risk. (Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.) Certain fixed-income securities are also subject to pre-payment risk (the risk that an

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties).

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

T. Rowe Price Small Cap Growth Portfolio

issuer will repay the principal or repurchase the security before it matures). The price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants.    The Portfolio may invest up to 10% of its net assets in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Hybrid Instruments.    These instruments (a type of potentially high-risk derivative) can combine elements of equity and debt securities, futures and options. For example, the principal amount or interest rate of a hybrid instrument may be determined by reference to the price of some benchmark, such as a commodity, currency, securities index or interest rate. The interest rate or principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. Under some conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and expose the Portfolio to losses if the other party to the transaction fails to meet its obligations. Hybrids can have limited liquidity and their use by a Portfolio may not be successful. The Portfolio’s investments in hybrid instruments are limited to 10% of total assets.

Portfolio Management

A Maryland corporation, T. Rowe Price dates back to 1937. In addition to managing the Portfolio, it provides investment management services to over eight million retail and institutional accounts. As of December 31, 2006, T. Rowe Price and its affiliates had assets under management of approximately $334.7 billion. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

The Portfolio is managed by an Investment Advisory Committee. Sudhir Nanda, Committee Chairman, has had day-to-day

T. Rowe Price Small Cap Growth Portfolio

responsibility for management of the Portfolio since he became Chairman in October 2006 and works with the Committee in developing and executing the Portfolio’s investment program. Mr. Nanda joined T. Rowe Price in 2000 and has been managing investments since 1999.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.55% for the first $100 million of the Portfolio’s average daily net assets, 0.50% for the next $300 million, and 0.45% for amounts over $400 million. Effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. This waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The SAI provides more information about this fee waiver. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.51% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

FI International Stock Portfolio

Investment Objective

The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (“FMR”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in non-U.S. securities. The Portfolio normally invests at least 80% of the Portfolio’s assets in stocks. You will receive 60 days’ prior notice if this 80% minimum is going to change. FMR normally invests the Portfolio’s assets primarily in common stocks.

Stock Selection

FMR normally diversifies the Portfolio’s investments across different countries and regions. In allocating the Portfolio’s investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio.

•	Potentially rapid price changes (volatility) of equity securities.

•

The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

Stocks include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks.

FI International Stock Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On December 16, 2003, FMR succeeded Putnam Investment Management, LLC (“Putnam”) as subadviser to the Portfolio. On January 24, 2000, Putnam succeeded Santander Global Advisors, Inc. (“Santander”) as subadviser to the Portfolio. The performance information set forth below relates to the last ten full calendar years and, therefore, reflects the management of FMR, Putnam and Santander.

During the period shown above, the highest quarterly return was 17.74% for the first quarter of 1998, and the lowest quarterly return was -20.89% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	16.49%	11.40%	5.49%	—	—
Class B	16.23%	N/A	N/A	11.87%	5-1-02
Class E	16.26%	11.23%	N/A	7.06%	5-1-01
MSCI EAFE Index	26.34%	14.98%	7.71%	—	—

FI International Stock Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)(2)	0.13%	0.13%	0.13%

Total Annual Portfolio Operating Expenses(1)(2)	0.98%	1.23%	1.13%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.93% for Class A shares, 1.18% for Class B shares and 1.08% for Class E shares.

(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$100	$312	$542	$1,201
Class B	$125	$390	$676	$1,489
Class E	$115	$359	$622	$1,375

FI International Stock Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). This risk is generally greater for small and mid cap companies.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. The Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. FMR may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, FMR cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

FI International Stock Portfolio

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are pools of securities. Since the value of an ETF is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Portfolio Management

While FMR is the subadviser to the Portfolio, the day-to-day investment management decisions for the Portfolio will be made by FMR Co., Inc. (“FMRC”), which serves as sub-subadviser to the Portfolio. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2006, FMR managed approximately $1.2 trillion in mutual fund assets. FMR and FMRC’s address is 82 Devonshire Street, Boston MA 02109.

Penny Dobkin is the Portfolio Manager of the Portfolio, which she has managed since December 2003. Since joining FMR in 1980, Ms. Dobkin has worked as a research analyst and manager.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.86% for the first $500 million of the Portfolio’s average daily net assets, 0.80% for the next $500 million, and 0.75% for amounts over $1 billion. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.85% of the Portfolio’s average daily net assets.

FI International Stock Portfolio

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

BlackRock Bond Income Portfolio

Investment Objective

The investment objective of the Portfolio is a competitive total return primarily from investing in fixed-income securities.

Principal Investment Strategies

BlackRock Advisors, LLC (formerly known as BlackRock Advisors, Inc.) (“BlackRock”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in fixed-income securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio may invest in investment grade fixed-income securities, obligations of the U.S. Treasury or any U.S. government agency (“U.S. Government Securities”), mortgage-backed and asset-backed securities, corporate debt securities of U.S. and foreign issuers, and cash equivalents. The Portfolio may also invest in securities through Rule 144A and other private placement transactions.

The Portfolio may invest up to 20% of its total assets in high yield securities and up to 20% of its total assets in foreign securities (including up to 10% in emerging markets), provided that the Portfolio may not invest more than 30% of its total assets in high yield securities and foreign securities (including emerging markets) combined.

In addition to bonds, the Portfolio’s high yield securities may include convertible bonds, convertible preferred stocks, and warrants and other securities attached to bonds or other fixed-income securities.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as ‘‘investment grade.”

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Asset-backed securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Fixed-income securities that are below investment grade quality are referred to as high yield securities (commonly known as “junk bonds”). High yield securities are typically riskier than investment grade securities.

BlackRock Bond Income Portfolio

The Portfolio may use futures contracts, options, swaps and other derivatives to attempt to reduce the interest rate or currency risk of the Portfolio or to adjust the Portfolio’s duration.

The Portfolio may also invest in payment-in-kind securities, structured securities, when-issued securities, and zero coupon bonds.

Investment Selection

BlackRock establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. BlackRock also allocates the Portfolio’s investments among bond market sectors (such as U.S. Treasury securities, U.S. government agency securities, mortgage-backed or asset-backed securities, and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. BlackRock also decides how the Portfolio’s portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed-income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall portfolio, BlackRock relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities.

Although the Portfolio does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of its foreign currency exposure.

BlackRock monitors and adjusts the Portfolio’s investments to try to maintain a duration generally within 1 1/2 years of the Lehman Brothers Aggregate Bond Index. As of December 31, 2006, the duration of this index was 4.5 years.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

•

Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities not backed by the full faith and credit of the U.S. Government.

•

The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index, currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

BlackRock Bond Income Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On July 1, 2001, State Street Research & Management Company (“State Street Research”) succeeded Back Bay Advisors, L.P. (“BackBay Advisors”) as subadviser to the Portfolio. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Back Bay Advisors, State Street Research and BlackRock.

During the period shown above, the highest quarterly return was 4.14% for the second quarter of 1997, and the lowest quarterly return was -2.69% for the second quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	4.41%	5.09%	6.15%	—	—
Class B	4.14%	4.82%	N/A	5.17%	5-1-01
Class E	4.26%	N/A	N/A	4.95%	4-23-02
Lehman Brothers Aggregate Bond Index	4.33%	5.06%	6.24%	—	—

BlackRock Bond Income Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.39%		0.39%		0.39%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses(2)	0.07%		0.07%		0.07%

Total Annual Portfolio Operating Expenses(2)	0.46%		0.71%		0.61%
Fee Waiver(1)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)(2)	0.45%		0.70%		0.60%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee for each Class of the Portfolio to 0.325% for the amounts over $1 billion but less than $2 billion.
(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$46	$147	$257	$578
Class B	$72	$226	$394	$882
Class E	$61	$194	$339	$761

BlackRock Bond Income Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

BlackRock Bond Income Portfolio

risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. BlackRock may use certain techniques, such as forward contracts or futures contracts, to manage these risks. Although BlackRock does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of the Portfolio’s foreign currency exposure. However, BlackRock cannot assure that these techniques will be effective.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Other Risks

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

BlackRock Bond Income Portfolio

not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

Payment-in-Kind (PIK) Securities.    The Portfolio may invest in payment-in-kind securities, such as bonds paying current interest payments in additional bonds instead of cash. Because PIKs do not pay current interest in cash, their values may fluctuate more widely in response to interest rate changes than do the values of ordinary bonds.

Structured Securities.    The Portfolio may invest in structured securities, which are securities issued by an entity holding underlying instruments producing cash flows. The cash flows of the underlying instruments may be apportioned among classes of structured securities to create securities with different investment characteristics. Other types of structured securities may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments.

When-issued Securities.    The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Collateralized Mortgage Obligations (CMOs).    The Portfolio may invest in CMOs, which are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government securities. These securities are valued based on expected prepayment rates.

BlackRock Bond Income Portfolio

The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities.

Zero (or Step) Coupons.    The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Portfolio to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

Warrants.    The Portfolio may invest in warrants and other equity securities attached to high yield bonds and other fixed-income securities. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities, but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Asset-backed Securities.    The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying equity security.

New Securities.    The Portfolio may invest in newly developed types of securities and related instruments that have characteristics similar to other fixed-income investments, are being traded through

BlackRock Bond Income Portfolio

the institutional trading desks of broker-dealers and asset managers, and have attributes and risk profiles consistent with the Portfolio’s objective and strategies.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Portfolio Management

BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. BlackRock and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $1.1 trillion as of December 31, 2006. BlackRock is located at 40 East 52nd Street, New York, New York 10022.

The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Keith Anderson, Scott Amero, Andrew J. Phillips and Matthew Marra. Messrs. Anderson and Amero lead BlackRock’s Fixed Income Team. The Fixed Income Team consists of 90 portfolio managers and 50 research analysts dedicated to fixed income. The Fixed Income Team uses an approach that leverages the individual expertise of the team members. As part of the portfolio management process, the Fixed Income Team utilizes BlackRock’s risk management analytics to regularly evaluate the composition of the Portfolio.

Mr. Anderson has been a Vice Chairman of BlackRock, Inc. since 2006 and was a Managing Director of BlackRock Financial Management, Inc., an affiliate of BlackRock, from 1988 to 2006. Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

Mr. Amero, a Managing Director, has been a Managing Director of BlackRock Financial Management, Inc. since 1990. Mr. Amero is a

BlackRock Bond Income Portfolio

senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Mr. Phillips has been a Managing Director of BlackRock since 1999. Mr. Phillips is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities.

Mr. Marra has been a member of BlackRock’s fixed income team since 1997 and a Managing Director of BlackRock since 2006. Mr. Marra is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with an emphasis on interest rate products.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.40% for the first $1 billion of the Portfolio’s average daily net assets, 0.35% for the next $1 billion, 0.30% for the next $1 billion and 0.25% for amounts over $3 billion. MetLife Advisers contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce its advisory fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2007 through April 30, 2008. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.39% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

Western Asset Management Strategic Bond Opportunities Portfolio

Investment Objective

The investment objective of the Portfolio is to maximize total return consistent with preservation of capital.

Principal Investment Strategies

Western Asset Management Company (“Western Asset”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in three classes of bonds and other fixed-income securities: (1) U.S. investment grade securities, including obligations of the U.S. Government or its agencies, authorities or instrumentalities (“U.S. Government Securities”), and foreign investment grade corporate debt, (2) U.S. and foreign high yield debt and (3) foreign government securities. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Depending on market conditions, the Portfolio may invest without limit in high yield debt, which involves significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than investments in higher-quality securities. Although Western Asset does not anticipate investing in excess of 75% of the Portfolio’s assets in domestic and emerging market debt securities that are rated below investment grade, the Portfolio may invest a greater percentage in such securities when, in the opinion of Western Asset, the yield available from such securities outweighs their additional risks.

The Portfolio may invest up to 100% of its assets in foreign securities, including Brady Bonds.

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

The duration of the Portfolio will generally be approximately 3 to 7 years.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as ‘‘investment grade.”

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

Western Asset Management Strategic Bond Opportunities Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

•	Poor performance of the classes of fixed-income securities held by the Portfolio.

•

Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•

The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

Western Asset Management Strategic Bond Opportunities Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On May 1, 2006, the Portfolio changed its subadviser from Salomon Brothers Asset Management Inc (“SBAM”) to Western Asset. Performance information set forth below reflects the management of both SBAM and Western Asset.

During the period shown above, the highest quarterly return was 5.24% for the fourth quarter of 2002, and the lowest quarterly return was -2.44% for the third quarter of 1998. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	5.06%	7.29%	6.47%	—	—
Class B	4.82%	N/A	N/A	8.04%	7-30-02
Class E	4.85%	7.12%	N/A	6.97%	5-1-01
Lehman Brothers Aggregate Bond Index	4.33%	5.06%	6.24%	—	—

Western Asset Management Strategic Bond Opportunities Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses(1)	0.70%	0.95%	0.85%

(1)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$72	$224	$390	$871
Class B	$97	$303	$525	$1,166
Class E	$87	$271	$471	$1,049

Western Asset Management Strategic Bond Opportunities Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Western Asset Management Strategic Bond Opportunities Portfolio

country. Western Asset may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Western Asset cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Brady Bonds.    Brady Bonds are securities created through the exchange of existing commercial bank loans to public or private entities, typically in certain emerging markets, for new obligations in connection with a debt restructuring. Brady Bonds may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on its Brady Bond holdings. Brady Bonds may be collateralized or uncollateralized. U.S. dollar denominated collateralized Brady Bonds are generally collateralized in full as to principal by U.S. treasury zero coupon bonds. In light of the risks associated with Brady Bonds, including, among other factors, the history of default with respect to countries issuing Brady Bonds and the lack of collateral with respect to certain types of Brady Bonds, investments in Brady Bonds may be viewed as speculative.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Western Asset Management Strategic Bond Opportunities Portfolio

High Yield Securities

High yield securities or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

High Yield, High Risk Foreign Securities

Western Asset may invest up to 100% of the Portfolio’s total assets in high yield, high risk foreign securities. High yield, high risk foreign securities are typically issued by issuers in emerging market countries, and will therefore be subject to emerging market risks in addition to risks of foreign securities described above. Other risks may include high interest rates and under collateralization.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Portfolio Management

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $574.6 billion as of December 31, 2006. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset may delegate to its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. Western Asset Limited, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset Limited were approximately $91.3 billion as of December 31, 2006. The address of Western Asset Limited is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

Western Asset Management Strategic Bond Opportunities Portfolio

A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt and Mark Lindbloom, manages the Portfolio.

Messrs. Leech, Walsh, Moody and Eichstaedt have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Prior to that, Mr. Lindbloom was a Managing Director of SBAM and a Senior Portfolio Manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies from 1986.

Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Effective November 4, 2005, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.65% for the first $500 million of the Portfolio’s average daily net assets and 0.55% for amounts over $500 million. Prior to November 4, 2005, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.63% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

Western Asset Management U.S. Government Portfolio

Investment Objective

The investment objective of the Portfolio is to maximize total return consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Western Asset Management Company (“Western Asset”), subadviser to the Portfolio, generally invests at least 80% of the assets of the Portfolio in fixed-income securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities (“U.S. Government Securities”), including repurchase agreements collateralized by U.S. Government Securities, and collateralized mortgage obligations (“CMOs”) that relate to U.S. Government Securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio may also invest up to 20% of its total assets in investment grade fixed-income securities that are not U.S. Government Securities.

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation. Assets are allocated among various classes of securities, including U.S. Treasury Securities and securities of agencies or instrumentalities of the U.S. Government, mortgage-backed assets and investment grade fixed-income securities. The mortgage-backed assets in which the Portfolio may invest include GNMA and FNMA mortgage-backed securities, as well as privately issued mortgage-backed securities, including CMOs.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

The duration of the Portfolio will normally be between 2 and 5 years.

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

Western Asset Management U.S. Government Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in fixed-income security markets.

•	Poor performance of the types of fixed-income securities in which the Portfolio invests relative to other fixed-income securities.

•

Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

Western Asset Management U.S. Government Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the returns of the Portfolio. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results for certain periods shown below include the effects of expense reduction arrangements. If these arrangements had not been in place, performance results would have been lower. On May 1, 2006, the Portfolio changed its subadviser from Salomon Brothers Asset Management Inc (“SBAM”) to Western Asset. Performance information set forth below reflects the management of both SBAM and Western Asset.

During the period shown above, the highest quarterly return was 4.34% for the third quarter of 2001, and the lowest quarterly return was -1.42% for the second quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	4.16%	3.68%	5.14%	—	—
Class B	3.91%	N/A	N/A	3.00%	7-30-02
Class E	3.97%	3.50%	N/A	3.88%	5-1-01
Lehman Brothers Intermediate U.S. Government Bond Index	3.84%	3.92%	5.48%	—	—

Western Asset Management U.S. Government Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(1)	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses(1)	0.57%	0.82%	0.72%

(1)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$58	$183	$318	$714
Class B	$84	$262	$455	$1,014
Class E	$74	$230	$401	$894

Western Asset Management U.S. Government Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Collateralized Mortgage Obligations (CMOs).    One type of security in which the Portfolio can invest is a CMO. CMOs are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government Securities.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Western Asset Management U.S. Government Portfolio

underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Portfolio Management

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $574.6 billion as of December 31, 2006. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Mark Lindbloom and Frederick Marki, manages the Portfolio.

Messrs. Leech and Walsh have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006, prior to which he was a managing director of SBAM and a Senior Portfolio Manager responsible for managing SBAM’s Mortgage/Corporate Group, and was associated with Citigroup Inc. or its predecessor companies from 1986. Mr. Marki was a director of SBAM and a Senior Portfolio Manager responsible for managing Treasury/Agency portfolios, and was associated with Citigroup Inc. or its predecessor companies from 1991.

Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Lindbloom and Marki are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Western Asset Management U.S. Government Portfolio

Effective November 4, 2005, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.55% for the first $500 million of the Portfolio’s average daily net assets and 0.45% for amounts over $500 million. Prior to November 4, 2005, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.55% of the Portfolio’s average daily net assets. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.50% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

BlackRock Money Market Portfolio

Investment Objective

The investment objective of the Portfolio is a high level of current income consistent with preservation of capital.

Principal Investment Strategies

BlackRock Advisors, LLC (formerly known as BlackRock Advisors, Inc.) (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets in a managed portfolio of money market instruments. The Portfolio may invest in the highest quality, short-term money market instruments or in U.S. Government Securities. The Portfolio may invest in commercial paper and asset-backed securities, including those issued in Rule 144A and other private placement transactions. The Portfolio also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Portfolio may invest all of its assets in any one type of security.

Investment Selection

The Portfolio invests in short-term U.S. Government securities and corporate and asset-backed securities rated in the highest rating category by any two of Standard & Poor’s, Moody’s, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). U.S. Government Securities include securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The Portfolio may also invest in unrated securities, if they are determined by BlackRock to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker’s acceptances and master demand notes.

The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days.

A money market fund is a type of mutual fund that invests only in certain types of high quality securities with short maturities. These securities are sometimes referred to as money market instruments.

Commercial paper is a kind of money market instrument issued to raise money for short-term purposes. Commercial paper may be issued by corporations to raise cash for their short-term, day-to-day, operational needs. Asset-backed commercial paper may be issued by intermediate trusts or similar entities that form pools of credit-card receivables or other assets used to back the commercial paper. Corporate or asset-backed commercial paper and other asset-backed securities are traded primarily among institutions.

Asset-backed securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

BlackRock Money Market Portfolio

Principal Investment Risks

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100.00 per share, it is possible to lose money by investing in the Portfolio.

Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

•

Poor performance of individual money market instruments held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for money market instruments that are not backed by the full faith and credit of the U.S. Government.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional and national risk.

BlackRock Money Market Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of the 91-Day Treasury Bill Rate. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On July 1, 2001, State Street Research & Management Company (“State Street Research”) succeeded Back Bay Advisors, L.P. (“Back Bay Advisors”) as subadviser to the Portfolio. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Back Bay Advisors, State Street Research and BlackRock.

During the period shown above, the highest quarterly return was 1.61% for the third quarter of 2000, and the lowest quarterly return was 0.18% for the second quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	4.81%	2.17%	3.63%	—	—
Class B	4.54%	1.92%	N/A	2.04%	5-1-01
Class E	4.65%	N/A	N/A	2.32%	4-23-03
91-Day Treasury Bill Rate	4.82%	2.52%	3.64%	—	—

BlackRock Money Market Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.34%		0.34%		0.34%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses(2)	0.04%		0.04%		0.04%

Total Annual Portfolio Operating Expenses(2)	0.38%		0.63%		0.53%
Fee Waiver(1)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)(2)	0.37%		0.62%		0.52%

(1)	Reflects a contractual Management Fee waiver in effect for the period May 1, 2007 through April 30, 2008. See the Portfolio’s “Portfolio Management” section in this Prospectus for further information about the Management Fee waiver.

(2)	Restated as if current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The Example assumes the expiration of the fee waiver agreement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$38	$121	$212	$479
Class B	$63	$201	$350	$785
Class E	$53	$169	$295	$664

More About Investment Strategies and Risks

Fixed-income Securities

Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities.

BlackRock Money Market Portfolio

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 10% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Asset-backed Securities.    The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Portfolio Management

BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which is an affiliate of The PNC Financial Services Group, Inc. and Merrill

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

BlackRock Money Market Portfolio

Lynch & Co., Inc. BlackRock and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $1.1 trillion as of December 31, 2006. BlackRock is located at 40 East 52nd Street, New York, New York 10022.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.35% for the first $1 billion of the Portfolio’s average daily net assets, 0.30% for the next $1 billion, and 0.25% for amounts over $2 billion. MetLife Advisers contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce its advisory fee to the annual rate of 0.345% for the first $500 million of the Portfolio’s average daily net assets and 0.335% for the next $500 million. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2007 through April 30, 2008. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.34% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

Section III—Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for each Portfolio and MetLife Advisers pays each subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing subadvisers, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

Some of the Portfolios have names and investment objectives that may be similar to certain publicly available mutual funds that are managed by the same subadvisers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

Each Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because certain Portfolios hold securities that are traded on foreign exchanges (that trade on weekends or other days when such Portfolios do not price their shares), the value of such Portfolios’ securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Portfolio (other than BlackRock Money Market Portfolio (“Money Market Portfolio”)) is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

The entire investment portfolio of the Money Market Portfolio and any fixed-income securities with remaining maturities of 60 days or less held by any other Portfolio are valued at amortized cost. Other portfolio securities of each Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Money Market Portfolio

The Money Market Portfolio declares its net investment income daily and pays these amounts monthly as a dividend. The Money Market Portfolio does not expect to realize any long-term capital gains, but if it does, these gains will be distributed once a year.

Other Portfolios

Currently, each Portfolio other than the Money Market Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). These Portfolios also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Portfolio, other than the Money Market Portfolio, may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of that Portfolio.

Taxes

Each Portfolio is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

Financial Highlights

The Financial Highlights tables are intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2006) of each Portfolio for the past 5 years (or the life of the Portfolio and class, for those Portfolios and classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class and Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to each Portfolio of the Fund dated February 19, 2007, along with such Portfolios’ financial statements, are included in the Fund’s annual report for the period ended December 31, 2006, which is available upon request.

Capital Guardian U.S. Equity Portfolio

	Class A
	Year ended December 31,
	2006	2005		2004	2003	2002(a)
Net Asset Value, Beginning of Period	$12.33	$11.66		$10.81	$7.90	$10.00

Income From Investment Operations
Net investment income	0.11	0.09		0.09	0.07	0.05
Net realized and unrealized gain (loss) of investments	1.13	0.58		0.91	2.89	(2.15)

Total from investment operations	1.24	0.67		1.00	2.96	(2.10)

Less Distributions
Distributions from net investment income	(0.13)	(0.00	)(e)	(0.15)	(0.05)	0.00
Distributions from net realized capital gains	(0.14)	0.00		0.00	0.00	0.00

Total distributions	(0.27)	0.00		(0.15)	(0.05)	0.00

Net Asset Value, End of Period	$13.30	$12.33		$11.66	$10.81	$7.90

Total Return (%)	10.1	5.8		9.3	37.7	(21.0	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.73	0.73		0.75	0.76	0.74	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.73	0.73		0.74	0.74	0.60	(c)
Ratio of net investment income to average net assets (%)	0.76	0.73		0.77	0.65	0.88	(c)
Portfolio turnover rate (%)	42	29		45	27	30	(c)
Net assets, end of period (000)	$446,828	$426,968		$455,938	$351,867	$309,078

	Class B
	Year ended December 31,
	2006	2005		2004	2003	2002(a)
Net Asset Value, Beginning of Period	$12.27	$11.63		$10.78	$7.89	$10.00

Income From Investment Operations
Net investment income	0.06	0.06		0.07	0.04	0.02
Net realized and unrealized gain (loss) of investments	1.14	0.58		0.90	2.90	(2.13)

Total from investment operations	1.20	0.64		0.97	2.94	(2.11)

Less Distributions
Distributions from net investment income	(0.10)	0.00		(0.12)	(0.05)	0.00
Distributions from net realized capital gains	(0.14)	0.00		0.00	0.00	0.00

Total distributions	(0.24)	0.00		(0.12)	(0.05)	0.00

Net Asset Value, End of Period	$13.23	$12.27		$11.63	$10.78	$7.89

Total Return (%)	9.8	5.5		9.0	37.4	(21.1	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.98	0.98		1.00	1.01	0.99	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.98	0.98		0.99	0.99	0.85	(c)
Ratio of net investment income to average net assets (%)	0.51	0.48		0.56	0.39	0.63	(c)
Portfolio turnover rate (%)	42	29		45	27	30	(c)
Net assets, end of period (000)	$106,454	$89,728		$68,440	$28,420	$9,157

(a)	Commencement of operations was May 1, 2002.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.
(e)	Distributions for the period were less than $0.01.

Davis Venture Value Portfolio

	Class A
	Year ended December 31,
	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$30.91		$28.23	$25.27	$19.39	$23.39

Income From Investment Operations
Net investment income	0.32	(e)	0.25	0.15	0.21	0.17
Net realized and unrealized gain (loss) of investments	4.16	(e)	2.63	2.96	5.75	(3.98)

Total from investment operations	4.48		2.88	3.11	5.96	(3.81)

Less Distributions
Distributions from net investment income	(0.27)		(0.20)	(0.15)	(0.08)	(0.19)

Total distributions	(0.27)		(0.20)	(0.15)	(0.08)	(0.19)

Net Asset Value, End of Period	$35.12		$30.91	$28.23	$25.27	$19.39

Total Return (%)	14.6		10.3	12.4	30.9	(16.4)
Ratio of operating expenses to average net assets before expense reductions (%)	0.76		0.76	0.78	0.79	0.80
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.76		0.76	0.77	0.79	0.78
Ratio of net investment income to average net assets (%)	0.99		1.05	0.97	0.95	0.79
Portfolio turnover rate (%)	20		27	5	12	24
Net assets, end of period (000)	$2,410,877		$1,759,491	$1,413,953	$844,547	$675,704

	Class B
	Year ended December 31,
	2006		2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$30.71		$28.07	$25.18	$19.33	$19.64

Income From Investment Operations
Net investment income	0.24	(e)	0.17	0.14	0.07	0.04
Net realized and unrealized gain (loss) of investments	4.14	(e)	2.62	2.86	5.85	(0.35)

Total from investment operations	4.38		2.79	3.00	5.92	(0.31)

Less Distributions
Distributions from net investment income	(0.20)		(0.15)	(0.11)	(0.07)	0.00

Total distributions	(0.20)		(0.15)	(0.11)	(0.07)	0.00

Net Asset Value, End of Period	$34.89		$30.71	$28.07	$25.18	$19.33

Total Return (%)	14.3		10.0	12.0	30.7	(1.6	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	1.01		1.02	1.03	1.04	1.05	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	1.01		1.01	1.02	1.04	1.03	(c)
Ratio of net investment income to average net assets (%)	0.74		0.77	0.92	0.73	0.52	(c)
Portfolio turnover rate (%)	20		27	5	12	24
Net assets, end of period (000)	$388,739		$202,221	$56,301	$547	$1

(a)	Commencement of operations was July 30, 2002 for Class B.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.
(e)	Per share amounts based on average shares outstanding during the period.

Davis Venture Value Portfolio

	Class E
	Year ended December 31,
	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$30.76		$28.09	$25.18	$19.33	$23.35

Income From Investment Operations
Net investment income	0.27	(b)	0.27	0.23	0.14	0.16
Net realized and unrealized gain (loss) of investments	4.14	(b)	2.56	2.82	5.78	(4.01)

Total from investment operations	4.41		2.83	3.05	5.92	(3.85)

Less Distributions
Distributions from net investment income	(0.23)		(0.16)	(0.14)	(0.07)	(0.17)

Total distributions	(0.23)		(0.16)	(0.14)	(0.07)	(0.17)

Net Asset Value, End of Period	$34.94		$30.76	$28.09	$25.18	$19.33

Total Return (%)	14.4		10.1	12.1	30.7	(16.6)
Ratio of operating expenses to average net assets before expense reductions (%)	0.91		0.91	0.93	0.94	0.95
Ratio of operating expenses to average net assets after expense reductions (%) (a)	0.91		0.91	0.92	0.94	0.93
Ratio of net investment income to average net assets (%)	0.84		0.88	0.85	0.81	0.64
Portfolio turnover rate (%)	20		27	5	12	24
Net assets, end of period (000)	$1,297,477		$1,179,405	$1,189,119	$754,011	$223,228

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.
(b)	Per share amounts based on average shares outstanding during the period.

Jennison Growth Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$12.38	$10.92	$10.01	$7.71	$10.00

Income From Investment Operations
Net investment income	0.03	0.00	0.03	0.02	0.02
Net realized and unrealized gain (loss) of investments	0.31	1.51	0.89	2.30	(2.31)

Total from investment operations	0.34	1.51	0.92	2.32	(2.29)

Less Distributions
Distributions from net investment income	0.00	(0.05)	(0.01)	(0.02)	0.00
Distributions from net realized capital gains	(0.01)	0.00	0.00	0.00	0.00

Total distributions	(0.01)	(0.05)	(0.01)	(0.02)	0.00

Net Asset Value, End of Period	$12.71	$12.38	$10.92	$10.01	$7.71

Total Return (%)	2.8	13.9	9.2	30.1	(22.9	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.69	0.69	0.71	0.73	0.74	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.67	0.68	0.69	0.70	0.68	(c)
Ratio of net investment income to average net assets (%)	0.31	0.04	0.41	0.17	0.31	(c)
Portfolio turnover rate (%)	66	60	68	68	82	(c)
Net assets, end of period (000)	$1,012,196	$758,316	$504,940	$343,253	$283,320

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$12.33	$10.86	$9.97	$7.70	$10.00

Income From Investment Operations
Net investment income (loss)	0.01	(0.02)	0.04	(0.00)	0.00
Net realized and unrealized gain (loss) of investments	0.30	1.49	0.85	2.28	(2.30)

Total from investment operations	0.31	1.47	0.89	2.28	(2.30)

Less Distributions
Distributions from net investment income	0.00	0.00	0.00	(0.01)	0.00
Distributions from net realized capital gains	(0.01)	0.00	0.00	0.00	0.00

Total distributions	(0.01)	0.00	0.00	(0.01)	0.00

Net Asset Value, End of Period	$12.63	$12.33	$10.86	$9.97	$7.70

Total Return (%)	2.5	13.5	8.9	29.7	(23.0	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.94	0.94	0.96	0.98	0.99	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.92	0.93	0.94	0.95	0.93	(c)
Ratio of net investment income (loss) to average net assets (%)	0.06	(0.21)	0.29	(0.11)	0.06	(c)
Portfolio turnover rate (%)	66	60	68	68	82	(c)
Net assets, end of period (000)	$300,052	$296,178	$330,349	$256,079	$57,259

(a)	Commencement of operations was May 1, 2002 for Classes A and B.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

Jennison Growth Portfolio

	Class E
	Year ended December 31,
	2006	2005(a)
Net Asset Value, Beginning of Period	$12.36	$10.16

Income From Investment Operations
Net investment income (loss)	0.02	(0.01)
Net realized and unrealized gain on investments	0.30	2.21

Total from investment operations	0.32	2.20

Less Distributions
Distributions from net realized capital gains	(0.01)	0.00

Total distributions	(0.01)	0.00

Net Asset Value, End of Period	$12.67	$12.36

Total Return (%)	2.6	21.7	(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.84	0.84	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.82	0.82	(c)
Ratio of net investment income (loss) to average net assets (%)	0.24	(0.15	)(c)
Portfolio turnover rate (%)	66	60
Net assets, end of period (000)	$13,093	$12,758

(a)	Commencement of operations was April 27, 2005 for Class E.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

MetLife Stock Index Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$33.20	$32.27	$29.45	$23.41	$30.60

Income From Investment Operations
Net investment income	0.58	0.55	0.54	0.38	0.35
Net realized and unrealized gain (loss) of investments	4.37	0.90	2.54	6.11	(7.09)

Total from investment operations	4.95	1.45	3.08	6.49	(6.74)

Less Distributions
Distributions from net investment income	(0.70)	(0.52)	(0.26)	(0.45)	(0.23)
Distributions from net realized capital gains	(1.19)	0.00	0.00	0.00	(0.22)

Total distributions	(1.89)	(0.52)	(0.26)	(0.45)	(0.45)

Net Asset Value, End of Period	$36.26	$33.20	$32.27	$29.45	$23.41

Total Return (%)	15.5	4.6	10.5	28.2	(22.3)
Ratio of operating expenses to average net assets (%)	0.30	0.29	0.30	0.31	0.31
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.31	0.29	N/A	N/A	N/A
Ratio of net investment income to average net assets (%)	1.63	1.59	1.73	1.48	1.30
Portfolio turnover rate (%)	9	8	3	1	7
Net assets, end of period (000)	$4,125,102	$3,942,484	$4,139,893	$3,931,839	$2,725,874

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.41	$31.52	$28.80	$22.92	$30.03

Income From Investment Operations
Net investment income	0.47	0.39	0.41	0.34	0.23
Net realized and unrealized gain (loss) of investments	4.28	0.95	2.53	5.95	(6.90)

Total from investment operations	4.75	1.34	2.94	6.29	(6.67)

Less Distributions
Distributions from net investment income	(0.59)	(0.45)	(0.22)	(0.41)	(0.22)
Distributions from net realized capital gains	(1.19)	0.00	0.00	0.00	(0.22)

Total distributions	(1.78)	(0.45)	(0.22)	(0.41)	(0.44)

Net Asset Value, End of Period	$35.38	$32.41	$31.52	$28.80	$22.92

Total Return (%)	15.2	4.4	10.3	27.9	(22.5)
Ratio of operating expenses to average net assets (%)	0.55	0.54	0.55	0.56	0.56
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	056	0.54	N/A	N/A	N/A
Ratio of net investment income to average net assets (%)	1.38	1.36	1.59	1.24	1.17
Portfolio turnover rate (%)	9	8	3	1	7
Net assets, end of period (000)	$991,777	$765,425	$508,908	$251,793	$88,517

MetLife Stock Index Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$33.04	$32.11	$29.33	$23.34	$30.54

Income From Investment Operations
Net investment income	0.52	0.47	0.47	0.40	0.31
Net realized and unrealized gain (loss) of investments	4.35	0.93	2.56	6.02	(7.06)

Total from investment operations	4.87	1.40	3.03	6.42	(6.75)

Less Distributions
Distributions from net investment income	(0.63)	(0.47)	(0.25)	(0.43)	(0.23)
Distributions from net realized capital gains	(1.19)	0.00	0.00	0.00	(0.22)

Total distributions	(1.82)	(0.47)	(0.25)	(0.43)	(0.45)

Net Asset Value, End of Period	$36.09	$33.04	$32.11	$29.33	$23.34

Total Return (%)	15.3	4.5	10.4	28.0	(22.4)
Ratio of operating expenses to average net assets (%)	0.45	0.44	0.45	0.46	0.46
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.46	0.44	N/A	N/A	N/A
Ratio of net investment income to average net assets (%)	1.48	1.44	1.67	1.34	1.36
Portfolio turnover rate (%)	9	8	3	1	7
Net assets, end of period (000)	$291,417	$287,568	$293,266	$142,284	$25,624

T. Rowe Price Large Cap Growth Portfolio

	Class A
	Year ended December 31,
	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.53		$12.77	$11.64	$8.91	$11.64

Income From Investment Operations
Net investment income	0.09	(e)	0.05	0.08	0.03	0.02
Net realized and unrealized gain (loss) of investments	1.70	(e)	0.78	1.07	2.71	(2.72)

Total from investment operations	1.79		0.83	1.15	2.74	(2.70)

Less Distributions
Distributions from net investment income	(0.05)		(0.07)	(0.02)	(0.01)	(0.03)

Total distributions	(0.05)		(0.07)	(0.02)	(0.01)	(0.03)

Net Asset Value, End of Period	$15.27		$13.53	$12.77	$11.64	$8.91

Total Return (%)	13.2		6.6	9.9	30.8	(23.2)
Ratio of operating expenses to average net assets before expense reductions (%)	0.68		0.71	0.74	0.79	0.77
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.68		0.70	0.73	0.77	0.76
Ratio of operating expenses to average net assets without giving effect to the management fee waiver	0.70		N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets (%)	0.65		0.44	0.68	0.28	0.22
Portfolio turnover rate (%)	55		35	37	37	49
Net assets, end of period (000)	$354,798		$235,513	$198,913	$172,315	$127,939

	Class B
	Year ended December 31,
	2006		2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$13.47		$12.72	$11.60	$8.88	$8.96

Income from Investment Operations
Net investment income	0.05	(e)	0.01	0.05	0.01	0.00
Net realized and unrealized gain (loss) of investments	1.68	(e)	0.79	1.08	2.72	(0.08)

Total from investment operations	1.73		0.80	1.13	2.73	(0.08)

Less Distributions
Distributions from net investment income	(0.01)		(0.05)	(0.01)	(0.01)	0.00

Total distributions	(0.01)		(0.05)	(0.01)	(0.01)	0.00

Net Asset Value, End of Period	$15.19		$13.47	$12.72	$11.60	$8.88

Total Return (%)	12.9		6.3	9.7	30.8	(0.9	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.93		0.96	0.99	1.04	1.02	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.93		0.95	0.98	1.02	1.01	(c)
Ratio of operating expenses to average net assets without giving effect to the management fee waiver	0.95		N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets (%)	0.34		0.20	0.93	0.06	0.00	(c)
Portfolio turnover rate (%)	55		35	37	37	49
Net assets, end of period (000)	$298,582		$106,181	$48,955	$325	$1

(a)	Commencement of operations was July 30,2002 for Class B.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.
(e)	Per share amounts based on average shares outstanding during the period.

T. Rowe Price Large Cap Growth Portfolio

	Class E
	Year ended December 31,
	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.49		$12.73	$11.61	$8.90	$11.63

Income From Investment Operations
Net investment income	0.07	(b)	0.04	0.06	0.01	0.03
Net realized and unrealized gain (loss) of investments	1.68	(b)	0.77	1.08	2.71	(2.73)

Total from Investment Operations	1.75		0.81	1.14	2.72	(2.70)

Less Distributions
Distributions from net investment income	(0.03)		(0.05)	(0.02)	(0.01)	(0.03)

Total distributions	(0.03)		(0.05)	(0.02)	(0.01)	(0.03)

Net Asset Value, End of Period	$15.21		$13.49	$12.73	$11.61	$8.90

Total Return (%)	13.0		6.4	9.8	30.6	(23.3)
Ratio of operating expenses to average net assets before expense reductions (%)	0.83		0.86	0.89	0.94	0.92
Ratio of operating expenses to average net assets after expense reductions (%) (a)	0.83		0.85	0.88	0.92	0.91
Ratio of operating expenses to average net assets without giving effect to the management fee waiver	0.85		N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets (%)	0.51		0.29	0.56	0.14	0.07
Portfolio turnover rate (%)	55		35	37	37	49
Net assets, end of period (000)	$30,325		$28,968	$27,341	$16,646	$3,119

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.
(b)	Per share amounts based on average shares outstanding during the period.

BlackRock Strategic Value Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.55	$19.17	$16.62	$11.07	$14.13

Income From Investment Operations
Net investment income (loss)	0.08	0.08	0.00	(0.01)	(0.04)
Net realized and unrealized gain (loss) of investments	2.84	0.57	2.55	5.56	(2.95)

Total from investment operations	2.92	0.65	2.55	5.55	(2.99)

Less Distributions
Distributions from net investment income	(0.06)	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(3.67)	(1.27)	0.00	0.00	(0.06)

Total distributions	(3.73)	(1.27)	0.00	0.00	(0.07)

Net Asset Value, End of Period	$17.74	$18.55	$19.17	$16.62	$11.07

Total Return (%)	16.7	4.2	15.3	50.1	(21.3)
Ratio of operating expenses to average net assets before expense reductions (%)	0.89	0.89	0.89	0.93	0.95
Ratio of operating expenses to average net assets after expense reductions (%) (a)	0.85	0.84	0.87	N/A	N/A
Ratio of net investment income (loss) to average net assets (%)	0.48	0.42	(0.03)	(0.10)	(0.28)
Portfolio turnover rate (%)	141	175	33	44	27
Net assets, end of period (000)	$609,877	$604,086	$666,800	$561,245	$319,202

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.35	$19.02	$16.53	$11.04	$14.12

Income From Investment Operations
Net investment income (loss)	0.04	0.03	0.00	(0.01)	0.00
Net realized and unrealized gain (loss) of investments	2.81	0.57	2.49	5.50	(3.01)

Total from investment operations	2.85	0.60	2.49	5.49	(3.01)

Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(3.67)	(1.27)	0.00	0.00	(0.06)

Total distributions	(3.69)	(1.27)	0.00	0.00	(0.07)

Net Asset Value, End of Period	$17.51	$18.35	$19.02	$16.53	$11.04

Total Return (%)	16.4	3.9	15.1	49.7	(21.5)
Ratio of operating expenses to average net assets before expense reductions (%)	1.14	1.14	1.14	1.18	1.20
Ratio of operating expenses to average net assets after expense reductions (%) (a)	1.10	1.09	1.12	N/A	N/A
Ratio of net investment income (loss) to average net assets (%)	0.26	0.20	(0.09)	(0.26)	(0.53)
Portfolio turnover rate (%)	141	175	33	44	27
Net assets, end of period (000)	$169,004	$116,849	$58,676	$1,120	$10

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

BlackRock Strategic Value Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.41	$19.06	$16.55	$11.04	$14.12

Income From Investment Operations
Net investment income (loss)	0.06	0.05	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) of investments	2.82	0.57	2.53	5.53	(3.00)

Total from investment operations	2.88	0.62	2.51	5.51	(3.01)

Less Distributions
Distributions from net investment income	(0.04)	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(3.67)	(1.27)	0.00	0.00	(0.06)

Total distributions	(3.71)	(1.27)	0.00	0.00	(0.07)

Net Asset Value, End of Period	$17.58	$18.41	$19.06	$16.55	$11.04

Total Return (%)	16.6	4.0	15.2	49.9	(21.5)
Ratio of operating expenses to average net assets before expense reductions (%)	1.04	1.04	1.04	1.08	1.10
Ratio of operating expenses to average net assets after expense reductions (%) (a)	1.00	0.99	1.02	N/A	N/A
Ratio of net investment income (loss) to average net assets (%)	0.32	0.27	(0.16)	(0.22)	(0.43)
Portfolio turnover rate (%)	141	175	33	44	27
Net assets, end of period (000)	$252,705	$253,532	$273,771	$178,240	$56,055

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

Franklin Templeton Small Cap Growth Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.43	$10.35	$9.29	$6.41	$8.88

Income From Investment Operations
Net investment loss	(0.05)	(0.05)	(0.08)	(0.04)	(0.04)
Net realized and unrealized gain (loss) of investments	1.11	0.48	1.14	2.92	(2.43)

Total from investment operations	1.06	0.43	1.06	2.88	(2.47)

Less Distributions
Distributions from net realized capital gains	(0.55)	(0.35)	0.00	0.00	0.00

Total distributions	(0.55)	(0.35)	0.00	0.00	0.00

Net Asset Value, End of Period	$10.94	$10.43	$10.35	$9.29	$6.41

Total Return (%)	10.0	4.7	11.4	44.9	(27.8)
Ratio of operating expenses to average net assets before expense reductions (%)	1.09	1.13	1.15	1.13	1.05
Ratio of operating expenses to average net assets after expense reductions (%) (a)	1.07	1.11	1.15	N/A	N/A
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	1.09	1.13	1.15	1.32	1.51
Ratio of net investment loss to average net assets (%)	(0.45)	(0.52)	(0.80)	(0.68)	(0.60)
Portfolio turnover rate (%)	68	52	50	38	33
Net assets, end of period (000)	$53,521	$33,042	$31,892	$25,762	$12,079

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.32	$10.27	$9.24	$6.39	$8.88

Income From Investment Operations
Net investment loss	(0.08)	(0.05)	(0.08)	(0.05)	(0.04)
Net realized and unrealized gain (loss) of investments	1.10	0.45	1.11	2.90	(2.45)

Total from investment operations	1.02	0.40	1.03	2.85	(2.49)

Less Distributions
Distributions from net realized capital gains	(0.55)	(0.35)	0.00	0.00	0.00

Total distributions	(0.55)	(0.35)	0.00	0.00	0.00

Net Asset Value, End of Period	$10.79	$10.32	$10.27	$9.24	$6.39

Total Return (%)	9.7	4.4	11.1	44.6	(28.0)
Ratio of operating expenses to average net assets before expense reductions (%)	1.34	1.38	1.40	1.38	1.30
Ratio of operating expenses to average net assets after expense reductions (%) (a)	1.32	1.36	1.40	N/A	N/A
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	1.34	1.38	1.40	1.57	1.76
Ratio of net investment loss to average net assets (%)	(0.72)	(0.73)	(1.05)	(0.93)	(0.85)
Portfolio turnover rate (%)	68	52	50	38	33
Net assets, end of period (000)	$73,262	$61,758	$34,664	$22,385	$9,403

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

Franklin Templeton Small Cap Growth Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.37	$10.31	$9.27	$6.41	$8.88

Income From Investment Operations
Net investment loss	(0.07)	(0.07)	(0.09)	(0.04)	(0.01)
Net realized and unrealized gain (loss) of investments	1.11	0.48	1.13	2.90	(2.46)

Total from investment operations	1.04	0.41	1.04	2.86	(2.47)

Less Distributions
Distributions from net realized capital gains	(0.55)	(0.35)	0.00	0.00	0.00

Total distributions	(0.55)	(0.35)	0.00	0.00	0.00

Net Asset Value, End of Period	$10.86	$10.37	$10.31	$9.27	$6.41

Total Return (%)	9.9	4.5	11.2	44.6	(27.8)
Ratio of operating expenses to average net assets before expense reductions (%)	1.24	1.28	1.30	1.28	1.20
Ratio of operating expenses to average net assets after expense reductions (%) (a)	1.22	1.26	1.30	N/A	N/A
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	1.24	1.28	1.30	1.47	1.66
Ratio of net investment loss to average net assets (%)	(0.62)	(0.67)	(0.95)	(0.84)	(0.72)
Portfolio turnover rate (%)	68	52	50	38	33
Net assets, end of period (000)	$13,641	$14,051	$14,545	$10,029	$2,235

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

T. Rowe Price Small Cap Growth Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.13	$13.63	$12.27	$8.71	$11.89

Income From Investment Operations
Net investment loss	(0.03)	(0.02)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) of investments	0.62	1.52	1.40	3.60	(3.14)

Total from investment operations	0.59	1.50	1.36	3.56	(3.18)

Net Asset Value, End of Period	$15.72	$15.13	$13.63	$12.27	$8.71

Total Return (%)	3.9	11.0	11.1	40.9	(26.7)
Ratio of operating expenses to average net assets before expense reductions (%)	0.59	0.60	0.60	0.63	0.61
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.59	0.59	0.60	0.63	N/A
Ratio of operating expenses to average net assets without giving effect to the management fee waiver (%)	0.60	N/A	N/A	N/A	N/A
Ratio of net investment loss to average net assets (%)	(0.19)	(0.14)	(0.31)	(0.39)	(0.38)
Portfolio turnover rate (%)	38	31	28	25	44
Net assets, end of period (000)	$349,258	$318,845	$312,834	$297,728	$210,410

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$14.88	$13.44	$12.11	$8.59	$8.67

Income From Investment Operations
Net investment loss	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss) of investments	0.59	1.48	1.36	3.53	(0.07)

Total from investment operations	0.54	1.44	1.33	3.52	(0.08)

Net Asset Value, End of Period	$15.42	$14.88	$13.44	$12.11	$8.59

Total Return (%)	3.6	10.7	11.0	41.0	(0.9	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.84	0.84	0.85	0.88	0.86	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.84	0.84	0.85	0.88	N/A
Ratio of operating expenses to average net assets without giving effect to the management fee waiver (%)	0.85	N/A	N/A	N/A	N/A
Ratio of net investment loss to average net assets (%)	(0.44)	(0.40)	(0.52)	(0.59)	(0.63	)(c)
Portfolio turnover rate (%)	38	31	28	25	44
Net assets, end of period (000)	$45,213	$30,357	$15,516	$152	$3

(a)	Commencement of operations was July 30, 2002 for Class B.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

T. Rowe Price Small Cap Growth Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.95	$13.49	$12.15	$8.64	$11.80

Income From Investment Operations
Net investment loss	(0.06)	(0.04)	(0.05)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.61	1.50	1.39	3.54	(3.14)

Total from investment operations	0.55	1.46	1.34	3.51	(3.16)

Net Asset Value, End of Period	$15.50	$14.95	$13.49	$12.15	$8.64

Total Return (%)	3.7	10.8	11.0	40.6	(26.8)
Ratio of operating expenses to average net assets before expense reductions (%)	0.74	0.74	0.75	0.78	0.76
Ratio of operating expenses to average net assets after expense reductions (%) (a)	0.74	0.74	0.75	0.78	N/A
Ratio of operating expenses to average net assets without giving effect to the management fee waiver (%)	0.75	N/A	N/A	N/A	N/A
Ratio of net investment loss to average net assets (%)	(0.35)	(0.30)	(0.45)	(0.52)	(0.53)
Portfolio turnover rate (%)	38	31	28	25	44
Net assets, end of period (000)	$18,497	$19,910	$18,321	$11,353	$1,809

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

FI International Stock Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.48	$11.50	$9.86	$7.76	$9.49

Income From Investment Operations
Net investment income	0.13	0.14	0.10	0.11	0.08
Net realized and unrealized gain (loss) of investments	2.09	1.92	1.68	2.05	(1.73)

Total from investment operations	2.22	2.06	1.78	2.16	(1.65)

Less Distributions
Distributions from net investment income	(0.21)	(0.08)	(0.14)	(0.06)	(0.08)

Total distributions	(0.21)	(0.08)	(0.14)	(0.06)	(0.08)

Net Asset Value, End of Period	$15.49	$13.48	$11.50	$9.86	$7.76

Total Return (%)	16.5	18.0	18.2	28.0	(17.5)
Ratio of operating expenses to average net assets before expense reductions (%)	1.05	1.06	1.08	1.13	1.12
Ratio of operating expenses to average net assets after expense reductions (%) (d)	1.00	1.01	1.06	1.11	1.12
Ratio of net investment income to average net assets (%)	1.00	1.23	0.85	1.21	0.90
Portfolio turnover rate (%)	86	69	90	148	50
Net assets, end of period (000)	$547,335	$413,322	$344,340	$318,996	$271,015

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$13.33	$11.38	$9.76	$7.69	$9.39

Income From Investment Operations
Net investment income	0.12	0.12	0.07	0.03	0.02
Net realized and unrealized gain (loss) of investments	2.03	1.88	1.67	2.09	(1.72)

Total from investment operations	2.15	2.00	1.74	2.12	(1.70)

Less Distributions
Distributions from net investment income	(0.18)	(0.05)	(0.12)	(0.05)	0.00

Total distributions	(0.18)	(0.05)	(0.12)	(0.05)	0.00

Net Asset Value, End of Period	$15.30	$13.33	$11.38	$9.76	$7.69

Total Return (%)	16.2	17.6	18.0	27.8	(18.1	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	1.30	1.31	1.33	1.38	1.37	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	1.25	1.26	1.31	1.36	1.37	(c)
Ratio of net investment income (loss) to average net assets (%)	0.72	0.89	0.56	(0.04)	0.35	(c)
Portfolio turnover rate (%)	86	69	90	148	50
Net assets, end of period (000)	$95,473	$54,530	$24,612	$14,859	$1

(a)	Commencement of operations was May 1, 2002 for Class B.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

FI International Stock Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.37	$11.41	$9.79	$7.71	$9.43

Income From Investment Operations
Net investment income	0.12	0.13	0.07	0.08	0.08
Net realized and unrealized gain (loss) of investments	2.05	1.89	1.68	2.05	(1.73)

Total from investment operations	2.17	2.02	1.75	2.13	(1.65)

Less Distributions
Distributions from net investment income	(0.19)	(0.06)	(0.13)	(0.05)	(0.07)

Total distributions	(0.19)	(0.06)	(0.13)	(0.05)	(0.07)

Net Asset Value, End of Period	$15.35	$13.37	$11.41	$9.79	$7.71

Total Return (%)	16.3	17.8	18.0	27.9	(17.6)
Ratio of operating expenses to average net assets before expense reductions (%)	1.20	1.21	1.23	1.28	1.27
Ratio of operating expenses to average net assets after expense reductions (%) (a)	1.15	1.16	1.21	1.26	1.27
Ratio of net investment income to average net assets (%)	0.89	1.08	0.70	0.93	0.57
Portfolio turnover rate (%)	86	69	90	148	50
Net assets, end of period (000)	$73,182	$66,569	$58,712	$47,619	$17,262

(a)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

BlackRock Bond Income Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$110.48	$113.72	$115.62	$112.74	$109.33

Income From Investment Operations
Net investment income	4.55	4.69	4.44	4.55	5.30
Net realized and unrealized gain (loss) of investments	0.01	(2.06)	0.41	1.93	3.57

Total from investment operations	4.56	2.63	4.85	6.48	8.87

Less Distributions
Distributions from net investment income	(6.31)	(4.55)	(4.76)	(3.60)	(5.46)
Distributions from net realized capital gains	(0.11)	(1.32)	(1.99)	0.00	0.00

Total distributions	(6.42)	(5.87)	(6.75)	(3.60)	(5.46)

Net Asset Value, End of Period	$108.62	$110.48	$113.72	$115.62	$112.74

Total Return (%)	4.4	2.4	4.4	5.9	8.5
Ratio of operating expenses to average net assets (%)	0.46	0.47	0.46	0.47	0.51
Ratio of net investment income to average net assets (%)	4.28	3.96	3.57	3.69	4.53
Portfolio turnover rate (%)	503	890	458	428	356
Net assets, end of period (000)	$962,770	$763,205	$814,560	$881,513	$939,369

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$109.20	$112.47	$114.51	$111.84	$108.70

Income From Investment Operations
Net investment income	4.54	4.06	3.78	3.57	5.41
Net realized and unrealized gain (loss) of investments	(0.32)	(1.72)	0.73	2.58	3.11

Total from investment operations	4.22	2.34	4.51	6.15	8.52

Less Distributions
Distributions from net investment income	(5.95)	(4.29)	(4.56)	(3.48)	(5.38)
Distributions from net realized capital gains	(0.11)	(1.32)	(1.99)	0.00	0.00

Total distributions	(6.06)	(5.61)	(6.55)	(3.48)	(5.38)

Net Asset Value, End of Period	$107.36	$109.20	$112.47	$114.51	$111.84

Total Return (%)	4.1	2.2	4.2	5.6	8.2
Ratio of operating expenses to average net assets (%)	0.71	0.72	0.71	0.72	0.76
Ratio of net investment income to average net assets (%)	4.04	3.73	3.35	3.40	4.28
Portfolio turnover rate (%)	503	890	458	428	356
Net assets, end of period (000)	$292,377	$235,057	$143,107	$91,135	$47,690

BlackRock Bond Income Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$109.73	$112.97	$114.98	$112.26	$105.14

Income From Investment Operations
Net investment income	7.07	4.34	3.52	3.19	1.70
Net realized and unrealized gain (loss) of investments	(2.71)	(1.89)	1.12	3.09	5.42

Total from investment operations	4.36	2.45	4.64	6.28	7.12

Less Distributions
Distributions from net investment income	(6.09)	(4.37)	(4.66)	(3.56)	0.00
Distributions from net realized capital gains	(0.11)	(1.32)	(1.99)	0.00	0.00

Total distributions	(6.20)	(5.69)	(6.65)	(3.56)	0.00

Net Asset Value, End of Period	$107.89	$109.73	$112.97	$114.98	$112.26

Total Return (%)	4.3	2.3	4.3	5.7	6.8	(b)
Ratio of operating expenses to average net assets (%)	0.61	0.62	0.61	0.62	0.66	(c)
Ratio of net investment income to average net assets (%)	4.16	3.81	3.44	3.48	4.25	(c)
Portfolio turnover rate (%)	503	890	458	428	356
Net assets, end of period (000)	$308,901	$64,396	$65,275	$45,534	$18,318

(a)	Commencement of operations was April 23, 2002 for Class E.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

Western Asset Management Strategic Bond Opportunities Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.72	$13.04	$12.61	$11.44	$11.20

Income From Investment Operations
Net investment income	0.38	0.36	0.46	0.51	0.69
Net realized and unrealized gain (loss) of investments	0.22	(0.01)	0.35	0.92	0.35

Total from investment operations	0.60	0.35	0.81	1.43	1.04

Less Distributions
Distributions from net investment income	(0.64)	(0.41)	(0.38)	(0.26)	(0.80)
Distributions from net realized capital gains	(0.10)	(0.26)	0.00	0.00	0.00

Total distributions	(0.74)	(0.67)	(0.38)	(0.26)	(0.80)

Net Asset Value, End of Period	$12.58	$12.72	$13.04	$12.61	$11.44

Total Return (%)	5.1	2.8	6.6	12.6	9.6
Ratio of operating expenses to average net assets (%)	0.72	0.75	0.77	0.81	0.85
Ratio of net investment income to average net assets (%)	4.91	4.11	3.79	4.66	6.25
Portfolio turnover rate (%)	700	507	393	329	239
Net assets, end of period (000)	$366,984	$213,906	$164,213	$153,549	$122,023

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$12.66	$12.99	$12.58	$11.41	$10.43

Income From Investment Operations
Net investment income	0.54	0.40	0.39	0.23	0.14
Net realized and unrealized gain (loss) of investments	0.03	(0.08)	0.38	1.19	0.84

Total from investment operations	0.57	0.32	0.77	1.42	0.98

Less Distributions
Distributions from net investment income	(0.60)	(0.39)	(0.36)	(0.25)	0.00
Distributions from net realized capital gains	(0.10)	(0.26)	0.00	0.00	0.00

Total distributions	(0.70)	(0.65)	(0.36)	(0.25)	0.00

Net Asset Value, End of Period	$12.53	$12.66	$12.99	$12.58	$11.41

Total Return (%)	4.8	2.6	6.3	12.6	9.4	(b)
Ratio of operating expenses to average net assets (%)	0.97	1.00	1.02	1.06	1.10	(c)
Ratio of net investment income to average net assets (%)	4.66	3.92	3.66	3.95	5.66	(c)
Portfolio turnover rate (%)	700	507	393	329	239
Net assets, end of period (000)	$198,632	$120,590	$36,346	$268	$2

(a)	Commencement of operations was July 30, 2002 for Class B.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

Western Asset Management Strategic Bond Opportunities Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.68	$13.00	$12.58	$11.42	$11.20

Income from Investment Operations
Net investment income	0.62	0.50	0.38	0.42	0.73
Net realized and unrealized gain (loss) of investments	(0.03)	(0.17)	0.41	0.99	0.29

Total from investment operations	0.59	0.33	0.79	1.41	1.02

Less Distributions
Distributions from net investment income	(0.62)	(0.39)	(0.37)	(0.25)	(0.80)
Distributions from net realized capital gains	(0.10)	(0.26)	0.00	0.00	0.00

Total distributions	(0.72)	(0.65)	(0.37)	(0.25)	(0.80)

Net Asset Value, End of Period	$12.55	$12.68	$13.00	$12.58	$11.42

Total Return (%)	4.9	2.7	6.5	12.5	9.4
Ratio of operating expenses to average net assets (%)	0.87	0.90	0.92	0.96	1.00
Ratio of net investment income to average net assets (%)	4.75	3.95	3.64	4.34	6.03
Portfolio turnover rate (%)	700	507	393	329	239
Net assets, end of period (000)	$137,048	$151,881	$144,605	$96,026	$26,060

Western Asset Management U.S. Government Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.22	$12.43	$12.34	$12.34	$11.97

Income From Investment Operations
Net investment income	0.46	0.19	0.20	0.18	0.38
Net realized and unrealized gain on investments	0.03	0.01	0.18	0.02	0.54

Total from investment operations	0.49	0.20	0.38	0.20	0.92

Less Distributions
Distributions from net investment income	(0.41)	(0.17)	(0.16)	(0.08)	(0.38)
Distributions from net realized capital gains	0.00	(0.24)	(0.13)	(0.12)	(0.17)

Total distributions	(0.41)	(0.41)	(0.29)	(0.20)	(0.55)

Net Asset Value, End of Period	$12.30	$12.22	$12.43	$12.34	$12.34

Total Return (%)	4.2	1.7	3.0	1.7	7.9
Ratio of operating expenses to average net assets (%)	0.58	0.61	0.64	0.65	0.70
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	N/A	N/A	0.64	0.65	0.70
Ratio of net investment income to average net assets (%)	4.36	3.00	1.56	1.22	2.20
Portfolio turnover rate (%)	835	964	977	882	672
Net assets, end of period (000)	$886,805	$471,703	$148,047	$154,010	$180,989

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002(a)
Net Asset Value, Beginning of Period	$12.16	$12.38	$12.31	$12.31	$11.88

Income From Investment Operations
Net investment income	0.44	0.25	0.16	0.06	0.04
Net realized and unrealized gain (loss) of investments	0.02	(0.08)	0.17	0.14	0.39

Total from investment operations	0.46	0.17	0.33	0.20	0.43

Less Distributions
Distributions from net investment income	(0.37)	(0.15)	(0.13)	(0.08)	0.00
Distributions from net realized capital gains	0.00	(0.24)	(0.13)	(0.12)	0.00

Total distributions	(0.37)	(0.39)	(0.26)	(0.20)	0.00

Net Asset Value, End of Period	$12.25	$12.16	$12.38	$12.31	$12.31

Total Return (%)	3.9	1.4	2.7	1.6	3.6	(b)
Ratio of operating expenses to average net assets (%)	0.83	0.86	0.89	0.90	0.95	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	N/A	N/A	0.89	0.90	0.95	(c)
Ratio of net investment income to average net assets (%)	4.08	2.76	1.81	0.79	1.34	(c)
Portfolio turnover rate (%)	835	964	977	882	672
Net assets, end of period (000)	$182,472	$117,258	$35,073	$347	$2

(a)	Commencement of operations was July 30, 2002 for Class B.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

Western Asset Management U.S. Government Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.18	$12.38	$12.31	$12.32	$11.96

Income From Investment Operations
Net investment income	0.54	0.34	0.17	0.12	0.31
Net realized and unrealized gain (loss) of investments	(0.07)	(0.15)	0.17	0.07	0.42

Total from investment operations	0.47	0.19	0.34	0.19	0.73

Less Distributions
Distributions from net investment income	(0.39)	(0.15)	(0.14)	(0.08)	(0.20)
Distributions from net realized capital gains	0.00	(0.24)	(0.13)	(0.12)	(0.17)

Total distributions	(0.39)	(0.39)	(0.27)	(0.20)	(0.37)

Net Asset Value, End of Period	$12.26	$12.18	$12.38	$12.31	$12.32

Total Return (%)	4.0	1.6	2.8	1.5	7.7
Ratio of operating expenses to average net assets (%)	0.73	0.76	0.79	0.80	0.85
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	N/A	N/A	0.79	0.80	0.85
Ratio of net investment income to average net assets (%)	4.13	2.74	1.42	1.03	2.05
Portfolio turnover rate (%)	835	964	977	882	672
Net assets, end of period (000)	$102,223	$117,409	$123,455	$114,450	$67,262

BlackRock Money Market Portfolio

	Class A
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Income From Investment Operations
Net investment income	4.70	2.85	0.98	0.80	1.41

Total from investment operations	4.70	2.85	0.98	0.80	1.41

Less Distributions
Distributions from net investment income	(4.70)	(2.85)	(0.98)	(0.80)	(1.41)

Total distributions	(4.70)	(2.85)	(0.98)	(0.80)	(1.41)

Net Asset Value, End of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Total Return (%)	4.8	2.9	1.0	0.8	1.4
Ratio of operating expenses to average net assets (%)	0.38	0.41	0.42	0.40	0.43
Ratio of net investment income to average net assets (%)	4.79	2.83	0.97	0.78	1.40
Net assets, end of period (000)	$875,428	$429,019	$469,674	$610,419	$332,151

	Class B
	Year ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Income From Investment Operations
Net investment income	4.45	2.60	0.73	0.55	1.16

Total from investment operations	4.45	2.60	0.73	0.55	1.16

Less Distributions
Distributions from net investment income	(4.45)	(2.60)	(0.73)	(0.55)	(1.16)

Total distributions	(4.45)	(2.60)	(0.73)	(0.55)	(1.16)

Net Asset Value, End of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Total Return (%)	4.5	2.6	0.7	0.6	1.2
Ratio of operating expenses to average net assets (%)	0.63	0.66	0.67	0.65	0.68
Ratio of net investment income to average net assets (%)	4.50	2.84	0.74	0.65	1.15
Net assets, end of period (000)	$394,260	$273,052	$78,809	$75,083	$57,260

BlackRock Money Market Portfolio

	Class E
	Year ended December 31,
	2006	2005	2004	2003(a)
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.00	$100.00

Income From Investment Operations
Net investment income	4.55	2.70	0.83	0.42

Total from investment operations	4.55	2.70	0.83	0.42

Less Distributions
Distributions from net investment income	(4.55)	(2.70)	(0.83)	(0.42)

Total distributions	(4.55)	(2.70)	(0.83)	(0.42)

Net Asset Value, End of Period	$100.00	$100.00	$100.00	$100.00

Total Return (%)	4.7	2.7	0.8	0.4	(b)
Ratio of operating expenses to average net assets (%)	0.53	0.56	0.57	0.55	(c)
Ratio of net investment income to average net assets (%)	4.57	2.66	0.88	0.58	(c)
Net assets, end of period (000)	$10,140	$8,569	$11,619	$6,858

(a)	Commencement of operations was April 23, 2003 for Class E.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about each Portfolio. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of each Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.